UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

All Cap Growth Fund

January 31, 2013

All Cap Growth - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 3.2%
Precision Castparts Corp.	120,085	22,023,590
TransDigm Group, Inc.	51,233	6,938,998
Triumph Group, Inc.	41,698	2,934,288

		31,896,876

AUTOMOBILES — 0.9%
Ford Motor Co.	231,132	2,993,160
Harley-Davidson, Inc.	118,303	6,201,443

		9,194,603

BEVERAGES — 1.8%
Brown-Forman Corp., Class B	46,198	2,989,011
Coca-Cola Co. (The)	412,200	15,350,328

		18,339,339

BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	64,348	6,048,069
Gilead Sciences, Inc.(1)	276,652	10,913,921
Grifols SA(1)	195,547	6,651,123
Medivation, Inc.(1)	53,951	2,932,776
Onyx Pharmaceuticals, Inc.(1)	37,478	2,905,295
Regeneron Pharmaceuticals, Inc.(1)	17,309	3,010,727

		32,461,911

CAPITAL MARKETS — 0.5%
Lazard Ltd., Class A	154,960	5,369,364

CHEMICALS — 4.3%
American Vanguard Corp.	123,275	4,179,023
Cytec Industries, Inc.	43,837	3,213,252
FMC Corp.	130,423	8,017,102
Monsanto Co.	224,826	22,786,115
Sherwin-Williams Co. (The)	27,666	4,485,765

		42,681,257

COMMERCIAL BANKS — 0.8%
East West Bancorp., Inc.	137,927	3,234,388
SVB Financial Group(1)	75,337	5,000,117

		8,234,505

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Cintas Corp.	88,096	3,722,937

COMMUNICATIONS EQUIPMENT — 5.0%
Cisco Systems, Inc.	721,351	14,838,190
Palo Alto Networks, Inc.(1)	102,186	5,657,017
QUALCOMM, Inc.	438,955	28,984,199

		49,479,406

COMPUTERS AND PERIPHERALS — 7.6%
Apple, Inc.	133,196	60,645,471
EMC Corp.(1)	223,331	5,496,176

NetApp, Inc.(1)	280,173	10,086,228

		76,227,875

CONSTRUCTION AND ENGINEERING — 0.9%
Quanta Services, Inc.(1)	324,439	9,398,998

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	33,480	3,305,481
Texas Industries, Inc.(1)	17,661	1,003,851

		4,309,332

CONSUMER FINANCE — 2.2%
American Express Co.	59,230	3,483,316
Discover Financial Services	478,484	18,369,001

		21,852,317

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	307,434	13,407,197

ELECTRICAL EQUIPMENT — 0.5%
Eaton Corp. plc	87,555	4,986,257

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
FLIR Systems, Inc.	63,668	1,513,388
Trimble Navigation Ltd.(1)	72,045	4,502,813

		6,016,201

ENERGY EQUIPMENT AND SERVICES — 2.9%
Atwood Oceanics, Inc.(1)	65,018	3,431,000
Cameron International Corp.(1)	110,357	6,986,702
McDermott International, Inc.(1)	210,944	2,567,188
National Oilwell Varco, Inc.	202,078	14,982,063
Patterson-UTI Energy, Inc.	49,922	1,015,413

		28,982,366

FOOD AND STAPLES RETAILING — 6.4%
Costco Wholesale Corp.	276,901	28,338,048
Natural Grocers by Vitamin Cottage, Inc.(1)	113,026	2,321,554
PriceSmart, Inc.	46,272	3,563,407
Wal-Mart Stores, Inc.	107,341	7,508,503
Whole Foods Market, Inc.	230,633	22,198,426

		63,929,938

FOOD PRODUCTS — 0.3%
Mead Johnson Nutrition Co.	37,357	2,839,132

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Baxter International, Inc.	133,526	9,058,404
Cooper Cos., Inc. (The)	42,511	4,308,490
Covidien plc	135,097	8,421,947
IDEXX Laboratories, Inc.(1)	38,611	3,676,153
Sirona Dental Systems, Inc.(1)	61	4,055

		25,469,049

HEALTH CARE PROVIDERS AND SERVICES — 5.2%
Catamaran Corp.(1)	473,184	24,553,518

Express Scripts Holding Co.(1)	504,369	26,943,392

		51,496,910

HEALTH CARE TECHNOLOGY — 0.4%
athenahealth, Inc.(1)	8,424	728,423
Cerner Corp.(1)	43,722	3,609,251

		4,337,674

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Norwegian Cruise Line Holdings Ltd.(1)	34,215	902,250
Starbucks Corp.	329,867	18,512,136
Yum! Brands, Inc.	142,229	9,236,351

		28,650,737

HOUSEHOLD DURABLES — 0.5%
Toll Brothers, Inc.(1)	123,208	4,614,140

INTERNET AND CATALOG RETAIL — 3.4%
Amazon.com, Inc.(1)	46,390	12,316,545
Blue Nile, Inc.(1)	55,209	1,848,949
Expedia, Inc.	80,781	5,270,960
priceline.com, Inc.(1)	21,591	14,799,983

		34,236,437

INTERNET SOFTWARE AND SERVICES — 6.3%
eBay, Inc.(1)	177,044	9,902,071
Facebook, Inc. Class A(1)	547,941	16,969,733
Google, Inc. Class A(1)	28,807	21,769,162
LinkedIn Corp., Class A(1)	76,288	9,443,691
Rackspace Hosting, Inc.(1)	68,669	5,174,209

		63,258,866

IT SERVICES — 5.3%
Accenture plc, Class A	159,845	11,491,257
Alliance Data Systems Corp.(1)	100,667	15,865,119
Cognizant Technology Solutions Corp., Class A(1)	80,840	6,320,071
MasterCard, Inc., Class A	27,553	14,283,475
Teradata Corp.(1)	67,058	4,470,087

		52,430,009

MACHINERY — 2.1%
Chart Industries, Inc.(1)	53,701	3,554,469
Flowserve Corp.	35,679	5,593,397
Trinity Industries, Inc.	142,987	5,676,584
Valmont Industries, Inc.	38,886	5,666,468

		20,490,918

MEDIA — 1.0%
AMC Networks, Inc.(1)	44,109	2,512,890
Discovery Communications, Inc. Class A(1)	66,209	4,593,580
Time Warner, Inc.	62,916	3,178,516

		10,284,986

METALS AND MINING — 1.9%
Carpenter Technology Corp.	88,778	4,645,753
Freeport-McMoRan Copper & Gold, Inc.	316,814	11,167,693

Teck Resources Ltd.	81,227	2,963,973

		18,777,419

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Concho Resources, Inc.(1)	42,261	3,855,049
Linn Energy LLC	77,398	3,010,008

		6,865,057

PHARMACEUTICALS — 3.2%
ACTAVIS, Inc.(1)	54,402	4,699,789
Allergan, Inc.	194,252	20,398,402
Perrigo Co.	67,273	6,761,609
Zoetis, Inc.(1)	16,792	436,592

		32,296,392

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Realogy Holdings Corp.(1)	32,022	1,433,625

ROAD AND RAIL — 3.3%
Canadian Pacific Railway Ltd.	109,662	12,669,251
Kansas City Southern	213,660	19,893,882

		32,563,133

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
ARM Holdings plc	109,468	1,498,308

SOFTWARE — 5.4%
CommVault Systems, Inc.(1)	92,379	7,088,241
Microsoft Corp.	781,550	21,469,178
NetSuite, Inc.(1)	133,503	9,375,916
Nuance Communications, Inc.(1)	163,569	3,933,834
Salesforce.com, Inc.(1)	50,929	8,766,409
Splunk, Inc.(1)	105,333	3,471,776

		54,105,354

SPECIALTY RETAIL — 5.7%
ANN, Inc.(1)	95,163	2,934,827
Cabela's, Inc.(1)	38,180	1,970,851
GNC Holdings, Inc. Class A	77,718	2,793,185
Home Depot, Inc. (The)	195,937	13,112,104
Lowe's Cos., Inc.	26,846	1,025,249
Lumber Liquidators Holdings, Inc.(1)	56,251	3,328,934
PetSmart, Inc.	169,564	11,091,181
TJX Cos., Inc. (The)	273,454	12,354,652
Ulta Salon Cosmetics & Fragrance, Inc.	54,087	5,290,790
Urban Outfitters, Inc.(1)	81,577	3,490,680

		57,392,453

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Michael Kors Holdings Ltd.(1)	160,442	9,005,609

TOBACCO — 4.1%
Altria Group, Inc.	202,364	6,815,620
Philip Morris International, Inc.	385,759	34,008,513

		40,824,133

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
SBA Communications Corp., Class A(1)	42,310	2,947,315

TOTAL COMMON STOCKS (Cost $698,712,343)		986,308,335

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $5,505,441), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $5,392,177)		5,392,161
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $5,502,706), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $5,392,173)		5,392,161
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,833,321), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $1,797,390)		1,797,386

TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,581,708)		12,581,708

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $711,294,051)		998,890,043

OTHER ASSETS AND LIABILITIES — (0.1)%		(516,990)

TOTAL NET ASSETS — 100.0%		$998,373,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

3,656,240	EUR for USD	UBS AG	2/28/13	4,965,136	(40,107)
712,226	GBP for USD	Credit Suisse AG	2/28/13	1,129,438	(9,676)

				6,094,574	(49,783)
(Value on Settlement Date $6,044,791)

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	978,158,904	8,149,431	—
Temporary Cash Investments	—	12,581,708	—

Total Value of Investment Securities	978,158,904	20,731,139	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(49,783)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$712,106,554
Gross tax appreciation of investments	$291,812,844
Gross tax depreciation of investments	(5,029,355)
Net tax appreciation (depreciation) of investments	$286,783,489

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2013

Balanced - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%

AEROSPACE AND DEFENSE — 2.8%
Boeing Co. (The)	40,121	2,963,738
General Dynamics Corp.	47,943	3,178,621
L-3 Communications Holdings, Inc.	5,749	436,464
Lockheed Martin Corp.	17,170	1,491,558
Northrop Grumman Corp.	50,596	3,290,764
Raytheon Co.	58,101	3,060,761
Rockwell Collins, Inc.	6,490	382,131
Textron, Inc.	109,160	3,139,441

		17,943,478

AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	42,071	1,940,735
Delta Air Lines, Inc.(1)	35,252	489,650
Spirit Airlines, Inc.(1)	9,478	183,779

		2,614,164

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	25,440	1,887,139
Goodyear Tire & Rubber Co. (The)(1)	12,272	168,863

		2,056,002

BEVERAGES — 0.2%
Coca-Cola Co. (The)	31,098	1,158,090
PepsiCo, Inc.	2,917	212,503

		1,370,593

BIOTECHNOLOGY — 0.9%
Amgen, Inc.	56,163	4,799,690
United Therapeutics Corp.(1)	21,201	1,142,522

		5,942,212

CAPITAL MARKETS — 1.0%
Federated Investors, Inc. Class B	20,011	473,460
Goldman Sachs Group, Inc. (The)	32,670	4,830,586
Janus Capital Group, Inc.	71,101	661,239
Northern Trust Corp.	2,384	122,705
SEI Investments Co.	7,835	211,232

		6,299,222

CHEMICALS — 3.0%
CF Industries Holdings, Inc.	15,581	3,570,698
E.I. du Pont de Nemours & Co.	37,549	1,781,700
Huntsman Corp.	72,582	1,279,621
LyondellBasell Industries NV, Class A	66,508	4,217,937
Methanex Corp.	1,139	40,839
Monsanto Co.	48,944	4,960,474
NewMarket Corp.	4,373	1,115,815
Sherwin-Williams Co. (The)	15,352	2,489,173

Valspar Corp.	1,226	81,259

		19,537,516

COMMERCIAL BANKS — 0.6%
Bank of Montreal	31,959	2,020,448
BB&T Corp.	4,041	122,362
Wells Fargo & Co.	56,798	1,978,274

		4,121,084

COMMERCIAL SERVICES AND SUPPLIES†
Deluxe Corp.	5,874	216,104

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc.(1)	63,683	364,267
Cisco Systems, Inc.	313,650	6,451,780
QUALCOMM, Inc.	9,505	627,615

		7,443,662

COMPUTERS AND PERIPHERALS — 3.7%
Apple, Inc.	31,796	14,477,037
EMC Corp.(1)	181,363	4,463,343
Seagate Technology plc	87,956	2,988,745
Western Digital Corp.	48,519	2,280,393

		24,209,518

CONSUMER FINANCE — 1.1%
American Express Co.	78,123	4,594,414
Cash America International, Inc.	48,676	2,332,067

		6,926,481

CONTAINERS AND PACKAGING — 0.4%
Owens-Illinois, Inc.(1)	75,882	1,805,992
Packaging Corp. of America	16,063	617,301

		2,423,293

DIVERSIFIED CONSUMER SERVICES — 0.1%
Coinstar, Inc.(1)	17,864	908,920

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Bank of America Corp.	29,646	335,593
JPMorgan Chase & Co.	113,104	5,321,543

		5,657,136

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	256,502	8,923,704
Verizon Communications, Inc.	139,852	6,098,946

		15,022,650

ELECTRIC UTILITIES — 0.1%
Portland General Electric Co.	26,269	754,446

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
TE Connectivity Ltd.	15,925	619,164
Tech Data Corp.(1)	9,441	480,641

		1,099,805

ENERGY EQUIPMENT AND SERVICES — 0.2%
Helix Energy Solutions Group, Inc.(1)	52,889	1,254,527

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	27,697	2,834,511
CVS Caremark Corp.	97,906	5,012,787
Wal-Mart Stores, Inc.	89,058	6,229,607

		14,076,905

FOOD PRODUCTS — 0.7%
Dean Foods Co.(1)	167,263	3,062,586
Ingredion, Inc.	3,059	202,108
Kraft Foods Group, Inc.	11,729	542,114
Smithfield Foods, Inc.(1)	22,272	519,160

		4,325,968

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Abbott Laboratories	129,015	4,371,028
Medtronic, Inc.	99,619	4,642,245
St. Jude Medical, Inc.	86,348	3,514,364
Stryker Corp.	21,114	1,322,792

		13,850,429

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
McKesson Corp.	38,996	4,103,549
UnitedHealth Group, Inc.	955	52,726

		4,156,275

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Bally Technologies, Inc.(1)	9,374	451,452
Cracker Barrel Old Country Store, Inc.	6,208	402,403
International Game Technology	91,233	1,402,251

		2,256,106

HOUSEHOLD DURABLES — 1.0%
Garmin Ltd.	73,852	2,798,252
Harman International Industries, Inc.	14,789	662,252
Newell Rubbermaid, Inc.	138,256	3,246,251

		6,706,755

HOUSEHOLD PRODUCTS — 0.9%
Energizer Holdings, Inc.	34,000	2,958,340
Procter & Gamble Co. (The)	35,849	2,694,411

		5,652,751

INDUSTRIAL CONGLOMERATES — 1.2%
Danaher Corp.	73,234	4,388,913
General Electric Co.	162,567	3,621,993

		8,010,906

INSURANCE — 4.0%
Aflac, Inc.	73,228	3,885,478
Allied World Assurance Co. Holdings AG	22,409	1,900,955
Allstate Corp. (The)	86,693	3,805,823
American International Group, Inc.(1)	114,442	4,329,341
Assurant, Inc.	27,698	1,059,172
Axis Capital Holdings Ltd.	76,643	2,933,128

Berkshire Hathaway, Inc., Class B(1)	15,772	1,528,780
MetLife, Inc.	86,101	3,215,011
Travelers Cos., Inc. (The)	37,150	2,914,789
Validus Holdings Ltd.	10,884	396,286

		25,968,763

INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	47,735	3,114,709

INTERNET SOFTWARE AND SERVICES — 0.5%
Google, Inc., Class A(1)	4,024	3,040,896

IT SERVICES — 1.4%
Accenture plc, Class A	25,419	1,827,372
International Business Machines Corp.	32,950	6,691,157
SAIC, Inc.	69,453	840,381

		9,358,910

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Hasbro, Inc.	25,736	961,754

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Life Technologies Corp.(1)	22,598	1,461,865

MACHINERY — 1.1%
Crane Co.	12,454	626,187
Ingersoll-Rand plc	42,702	2,194,456
Parker-Hannifin Corp.	37,922	3,525,608
WABCO Holdings, Inc.(1)	8,389	525,655

		6,871,906

MEDIA — 1.6%
Comcast Corp., Class A	160,127	6,097,636
DISH Network Corp., Class A	13,437	500,797
Scholastic Corp.	2,429	72,044
Thomson Reuters Corp.	25,393	778,042
Time Warner Cable, Inc.	36,732	3,281,637

		10,730,156

METALS AND MINING — 0.2%
Coeur d'Alene Mines Corp.(1)	36,908	800,903
Worthington Industries, Inc.	8,362	229,788

		1,030,691

MULTI-UTILITIES — 0.4%
Public Service Enterprise Group, Inc.	87,079	2,715,123
Wisconsin Energy Corp.	1,657	65,336

		2,780,459

MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	15,653	1,321,270

OIL, GAS AND CONSUMABLE FUELS — 5.2%
Chevron Corp.	30,304	3,489,505
Exxon Mobil Corp.	156,848	14,111,614
Marathon Petroleum Corp.	64,562	4,791,146
Phillips 66	16,180	980,023
Suncor Energy, Inc.	82,787	2,816,414
Tesoro Corp.	33,169	1,614,999

Valero Energy Corp.	114,194	4,993,704
Western Refining, Inc.	37,994	1,277,738

		34,075,143

PAPER AND FOREST PRODUCTS†
Buckeye Technologies, Inc.	1,275	36,656

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	49,149	2,081,952

PHARMACEUTICALS — 5.0%
AbbVie, Inc.	47,164	1,730,447
Bristol-Myers Squibb Co.	50,352	1,819,721
Eli Lilly & Co.	93,584	5,024,525
Johnson & Johnson	118,108	8,730,543
Merck & Co., Inc.	144,230	6,237,948
Pfizer, Inc.	331,849	9,052,841

		32,596,025

PROFESSIONAL SERVICES — 0.6%
Dun & Bradstreet Corp.	36,744	2,996,106
Equifax, Inc.	19,373	1,137,195

		4,133,301

ROAD AND RAIL — 0.5%
AMERCO, Inc.	321	43,162
Union Pacific Corp.	25,957	3,412,307

		3,455,469

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Applied Materials, Inc.	290,148	3,745,811
Broadcom Corp., Class A	99,557	3,230,625
Intel Corp.	4,666	98,173
KLA-Tencor Corp.	56,127	3,081,933
Texas Instruments, Inc.	79,244	2,621,391

		12,777,933

SOFTWARE — 3.6%
Activision Blizzard, Inc.	28,356	322,975
Adobe Systems, Inc.(1)	91,521	3,462,239
CA, Inc.	86,352	2,143,257
Microsoft Corp.	307,805	8,455,403
Oracle Corp.	199,812	7,095,324
Symantec Corp.(1)	86,695	1,887,350

		23,366,548

SPECIALTY RETAIL — 2.9%
American Eagle Outfitters, Inc.	87,272	1,763,767
Buckle, Inc. (The)	16,893	790,255
Foot Locker, Inc.	30,804	1,058,117
GameStop Corp., Class A	14,556	337,699
Gap, Inc. (The)	24,143	788,993
Home Depot, Inc. (The)	77,098	5,159,398
O'Reilly Automotive, Inc.(1)	22,816	2,113,902
PetSmart, Inc.	39,006	2,551,383

TJX Cos., Inc. (The)	88,681	4,006,608

		18,570,122

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc.(1)	15,184	569,096

THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)	78,366	3,053,923

TOBACCO — 0.5%
Philip Morris International, Inc.	14,515	1,279,643
Universal Corp.	37,506	2,039,576

		3,319,219

TOTAL COMMON STOCKS (Cost $313,864,398)		389,513,674

U.S. TREASURY SECURITIES — 12.6%

U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	576,056
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	656,406
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	4,001,548
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,497,812
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,310,767
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,500,470
U.S. Treasury Bonds, 2.75%, 11/15/42	1,480,000	1,361,600
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,284,443	2,367,789
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	3,496,501	3,742,896
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	5,562,920	6,116,169
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,601,792	1,732,063
U.S. Treasury Notes, 0.75%, 9/15/13	2,850,000	2,861,246
U.S. Treasury Notes, 0.75%, 12/15/13	1,500,000	1,507,734
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,314,574
U.S. Treasury Notes, 1.25%, 3/15/14	1,000,000	1,011,953
U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,013,359
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,009,220
U.S. Treasury Notes, 0.375%, 11/15/15	1,200,000	1,200,094
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,798,398
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	9,186,135
U.S. Treasury Notes, 0.375%, 1/15/16	5,200,000	5,196,344
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	494,258
U.S. Treasury Notes, 0.75%, 10/31/17	2,500,000	2,491,798
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,462,937
U.S. Treasury Notes, 0.75%, 12/31/17(2)	4,000,000	3,979,376
U.S. Treasury Notes, 0.875%, 1/31/18	3,000,000	2,999,766
U.S. Treasury Notes, 2.75%, 2/28/18	400,000	437,062
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	951,152
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	203,344
U.S. Treasury Notes, 2.625%, 8/15/20	1,871,000	2,022,581
U.S. Treasury Notes, 3.125%, 5/15/21	3,300,000	3,678,728
U.S. Treasury Notes, 2.125%, 8/15/21	2,600,000	2,684,094
U.S. Treasury Notes, 2.00%, 2/15/22	2,550,000	2,587,054
U.S. Treasury Notes, 1.625%, 8/15/22	100,000	97,328

TOTAL U.S. TREASURY SECURITIES (Cost $80,349,177)		82,052,111

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC, VRN, 2.58%, 2/15/13	207,943	217,789
FHLMC, VRN, 2.90%, 2/15/13	232,151	243,987
FHLMC, VRN, 3.28%, 2/15/13	226,478	238,831
FHLMC, VRN, 3.81%, 2/15/13	350,157	370,458
FHLMC, VRN, 4.04%, 2/15/13	437,123	465,237
FHLMC, VRN, 6.16%, 2/15/13	323,385	351,567
FHLMC, VRN, 5.79%, 2/21/13(4)	694,040	751,277
FNMA, VRN, 2.72%, 2/25/13	498,515	519,741
FNMA, VRN, 3.35%, 2/25/13	286,629	301,787
FNMA, VRN, 3.35%, 2/25/13	285,102	302,057
FNMA, VRN, 3.87%, 2/25/13	520,868	552,202
FNMA, VRN, 3.91%, 2/25/13	422,323	447,493
FNMA, VRN, 3.95%, 2/25/13	158,805	168,689

		4,931,115

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.1%
FHLMC, 4.50%, 1/1/19	498,616	530,715
FHLMC, 6.50%, 1/1/28	43,568	50,788
FHLMC, 5.50%, 12/1/33	424,539	474,988
FHLMC, 5.00%, 7/1/35	4,166,759	4,509,192
FHLMC, 5.50%, 1/1/38	768,557	833,083
FHLMC, 6.00%, 8/1/38	126,481	138,568
FHLMC, 4.00%, 4/1/41	1,305,428	1,440,423
FHLMC, 6.50%, 7/1/47	22,929	25,343
FNMA, 3.50%, 2/12/13(4)	3,450,217	3,643,195
FNMA, 6.50%, 5/1/13	166	167
FNMA, 6.50%, 5/1/13	90	91
FNMA, 6.50%, 6/1/13	1,113	1,126
FNMA, 6.50%, 6/1/13	633	640
FNMA, 6.50%, 6/1/13	664	672
FNMA, 6.00%, 1/1/14	5,694	5,806
FNMA, 6.00%, 4/1/14	25,207	25,479
FNMA, 4.50%, 5/1/19	165,655	178,493
FNMA, 4.50%, 5/1/19	434,542	468,219
FNMA, 5.00%, 9/1/20	967,595	1,047,195
FNMA, 6.50%, 1/1/28	22,338	26,020
FNMA, 6.50%, 1/1/29	61,781	72,189
FNMA, 7.50%, 7/1/29	115,836	141,024
FNMA, 7.50%, 9/1/30	32,761	39,852
FNMA, 5.00%, 7/1/31	1,803,931	2,001,899
FNMA, 6.50%, 9/1/31	40,417	47,404
FNMA, 7.00%, 9/1/31	14,717	17,493
FNMA, 6.50%, 1/1/32	98,111	115,234
FNMA, 6.50%, 8/1/32	71,090	79,051
FNMA, 5.50%, 6/1/33	268,438	296,088
FNMA, 5.50%, 7/1/33	445,485	489,150
FNMA, 5.50%, 8/1/33	704,847	773,771
FNMA, 5.50%, 9/1/33	443,050	502,988

FNMA, 5.00%, 11/1/33	1,384,453	1,503,609
FNMA, 4.50%, 9/1/35	1,041,576	1,119,801
FNMA, 5.00%, 2/1/36	1,437,907	1,559,098
FNMA, 5.50%, 4/1/36	577,536	630,401
FNMA, 5.50%, 5/1/36	1,152,061	1,257,516
FNMA, 5.50%, 2/1/37	331,378	360,053
FNMA, 6.00%, 7/1/37	2,743,037	3,025,067
FNMA, 6.50%, 8/1/37	240,219	264,676
FNMA, 4.50%, 9/1/40	5,592,008	6,123,821
FNMA, 4.00%, 1/1/41	2,037,935	2,251,864
FNMA, 4.50%, 1/1/41	1,720,960	1,881,938
FNMA, 4.50%, 2/1/41	1,394,469	1,501,811
FNMA, 4.00%, 5/1/41	3,105,300	3,306,090
FNMA, 4.50%, 7/1/41	1,011,867	1,108,098
FNMA, 4.50%, 9/1/41	1,222,657	1,339,699
FNMA, 4.00%, 12/1/41	2,250,390	2,454,974
FNMA, 4.00%, 1/1/42	1,455,269	1,564,375
FNMA, 4.00%, 1/1/42	2,034,023	2,166,180
FNMA, 3.50%, 5/1/42	3,382,564	3,583,386
FNMA, 3.50%, 6/1/42	978,357	1,039,805
FNMA, 3.00%, 11/1/42	2,237,571	2,313,803
FNMA, 6.50%, 6/1/47	57,243	62,731
FNMA, 6.50%, 8/1/47	87,250	95,614
FNMA, 6.50%, 8/1/47	87,553	95,947
FNMA, 6.50%, 9/1/47	215,495	236,155
FNMA, 6.50%, 9/1/47	7,805	8,553
FNMA, 6.50%, 9/1/47	68,590	75,166
FNMA, 6.50%, 9/1/47	67,351	73,808
FNMA, 6.50%, 9/1/47	33,344	36,541
GNMA, 7.00%, 4/20/26	92,692	113,297
GNMA, 7.50%, 8/15/26	54,520	65,216
GNMA, 7.00%, 2/15/28	14,850	17,675
GNMA, 7.50%, 2/15/28	18,656	19,249
GNMA, 7.00%, 12/15/28	24,360	28,995
GNMA, 7.00%, 5/15/31	105,732	127,024
GNMA, 5.50%, 11/15/32	459,958	506,824
GNMA, 4.00%, 1/20/41	2,473,320	2,694,544
GNMA, 4.50%, 5/20/41	1,621,059	1,782,839
GNMA, 4.50%, 6/15/41	1,125,753	1,250,880
GNMA, 4.00%, 12/15/41	2,677,115	2,915,875
GNMA, 3.50%, 6/20/42	2,392,744	2,570,892
GNMA, 3.50%, 7/20/42	1,158,651	1,244,916

		72,355,152

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $73,909,313)		77,286,267

CORPORATE BONDS — 10.4%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	99,124
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	280,660
Raytheon Co., 4.40%, 2/15/20	110,000	124,468
Raytheon Co., 2.50%, 12/15/22	130,000	126,898

United Technologies Corp., 5.70%, 4/15/40	120,000	150,945
United Technologies Corp., 4.50%, 6/1/42	30,000	32,384

		814,479

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(5)	170,000	170,415
American Honda Finance Corp., 2.50%, 9/21/15(5)	220,000	229,202
American Honda Finance Corp., 1.50%, 9/11/17(5)	70,000	69,734
Daimler Finance North America LLC, 1.30%, 7/31/15(5)	200,000	201,160
Daimler Finance North America LLC, 2.625%, 9/15/16(5)	210,000	218,958
Ford Motor Co., 4.75%, 1/15/43	40,000	37,769
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	273,278

		1,200,516

BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	40,000	39,826
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	674,049
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	220,000	216,027
Brown-Forman Corp., 3.75%, 1/15/43	50,000	48,549
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	186,333
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	63,427
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	50,000	51,439
PepsiCo, Inc., 4.875%, 11/1/40	50,000	56,878
PepsiCo, Inc., 3.60%, 8/13/42	90,000	84,612
Pernod-Ricard SA, 2.95%, 1/15/17(5)	180,000	188,198
SABMiller Holdings, Inc., 2.45%, 1/15/17(5)	330,000	341,628
SABMiller Holdings, Inc., 3.75%, 1/15/22(5)	200,000	212,852
United Technologies Corp., 6.05%, 6/1/36	250,000	316,807

		2,480,625

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	250,000	257,645
Amgen, Inc., 4.10%, 6/15/21	100,000	110,076
Amgen, Inc., 3.625%, 5/15/22	20,000	21,213
Amgen, Inc., 6.40%, 2/1/39	50,000	62,986
Amgen, Inc., 5.375%, 5/15/43	60,000	68,832
Celgene Corp., 3.25%, 8/15/22	110,000	109,928
Gilead Sciences, Inc., 4.40%, 12/1/21	140,000	157,215

		787,895

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	395,959
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	90,000	96,722
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	230,000	243,768
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	117,700

		854,149

CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(5)	100,000	103,250
CF Industries, Inc., 6.875%, 5/1/18	210,000	256,156
Dow Chemical Co. (The), 5.90%, 2/15/15	110,000	121,207
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	114,393
Eastman Chemical Co., 2.40%, 6/1/17	50,000	51,587
Eastman Chemical Co., 3.60%, 8/15/22	170,000	175,866

Ecolab, Inc., 4.35%, 12/8/21	270,000	300,154

		1,122,613

COMMERCIAL BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17	870,000	972,311
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	157,018
BB&T Corp., 5.70%, 4/30/14	60,000	63,822
BB&T Corp., 3.20%, 3/15/16	190,000	202,570
Capital One Financial Corp., 1.00%, 11/6/15	90,000	89,676
Capital One Financial Corp., 4.75%, 7/15/21	170,000	193,978
Fifth Third Bancorp, 6.25%, 5/1/13	170,000	172,317
HSBC Bank plc, 3.50%, 6/28/15(5)	140,000	148,705
Intesa Sanpaolo SpA, 3.875%, 1/16/18	40,000	39,361
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	285,225
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	240,000	255,195
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	260,000	271,294
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	272,989
SunTrust Bank, 7.25%, 3/15/18	110,000	136,495
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	53,507
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	219,546
U.S. Bancorp., 3.44%, 2/1/16	120,000	126,682
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	112,912
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	59,617
Wachovia Bank N.A., 4.80%, 11/1/14	251,000	268,377
Wells Fargo & Co., 3.68%, 6/15/16	140,000	151,729
Wells Fargo & Co., 2.10%, 5/8/17	230,000	236,766
Wells Fargo & Co., 5.625%, 12/11/17	20,000	23,705
Wells Fargo & Co., 4.60%, 4/1/21	110,000	124,533
Wells Fargo & Co., MTN, 3.50%, 3/8/22	30,000	31,336

		4,669,666

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	90,000	95,288
Republic Services, Inc., 3.80%, 5/15/18	70,000	76,921
Republic Services, Inc., 5.50%, 9/15/19	110,000	130,463
Republic Services, Inc., 3.55%, 6/1/22	100,000	103,550
Waste Management, Inc., 6.125%, 11/30/39	120,000	148,561

		554,783

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	164,902

COMPUTERS AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	91,681
Dell, Inc., 3.10%, 4/1/16	40,000	41,614
Hewlett-Packard Co., 2.60%, 9/15/17	320,000	313,763

		447,058

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	120,000	122,003

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	297,960
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	209,140
American Express Credit Corp., MTN, 2.375%, 3/24/17	100,000	103,798
Equifax, Inc., 3.30%, 12/15/22	140,000	137,357

PNC Bank N.A., 6.00%, 12/7/17	290,000	346,253
SLM Corp., 6.25%, 1/25/16	80,000	88,425
SLM Corp., MTN, 5.00%, 10/1/13	180,000	185,240

		1,368,173

CONTAINERS AND PACKAGING†
Ball Corp., 7.125%, 9/1/16	130,000	139,425
Ball Corp., 6.75%, 9/15/20	120,000	132,900

		272,325

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	45,337
Catholic Health Initiatives, 2.95%, 11/1/22	85,000	84,790

		130,127

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 4.50%, 4/1/15	260,000	276,920
Bank of America Corp., 3.75%, 7/12/16	400,000	426,990
Bank of America Corp., 6.50%, 8/1/16	480,000	555,445
Bank of America Corp., 5.75%, 12/1/17	320,000	369,854
Citigroup, Inc., 6.01%, 1/15/15	520,000	566,736
Citigroup, Inc., 4.75%, 5/19/15	70,000	75,423
Citigroup, Inc., 4.45%, 1/10/17	100,000	109,868
Citigroup, Inc., 6.125%, 5/15/18	660,000	787,083
Citigroup, Inc., 4.50%, 1/14/22	120,000	131,674
Deutsche Bank AG (London), 3.875%, 8/18/14	190,000	198,893
General Electric Capital Corp., 3.75%, 11/14/14	200,000	210,693
General Electric Capital Corp., 2.25%, 11/9/15	200,000	206,940
General Electric Capital Corp., 5.625%, 9/15/17	450,000	527,656
General Electric Capital Corp., 2.10%, 12/11/19	40,000	40,214
General Electric Capital Corp., 4.375%, 9/16/20	320,000	354,150
General Electric Capital Corp., 5.30%, 2/11/21	80,000	91,141
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	433,082
General Electric Capital Corp., MTN, 6.00%, 8/7/19	450,000	545,046
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	40,000	41,670
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	500,000	581,502
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	140,000	140,515
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	550,000	642,339
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	130,000	147,287
HSBC Holdings plc, 5.10%, 4/5/21	120,000	138,994
HSBC Holdings plc, 4.00%, 3/30/22	230,000	245,471
JPMorgan Chase & Co., 6.00%, 1/15/18	840,000	998,905
JPMorgan Chase & Co., 4.25%, 10/15/20	70,000	76,787
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	67,050
Morgan Stanley, 4.75%, 3/22/17	130,000	142,124
Morgan Stanley, 6.625%, 4/1/18	410,000	483,573
Morgan Stanley, 5.625%, 9/23/19	150,000	170,370
Morgan Stanley, 5.75%, 1/25/21	100,000	113,833
Morgan Stanley, 4.875%, 11/1/22	50,000	51,350
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	90,000	93,029
UBS AG (Stamford Branch), 5.875%, 12/20/17	380,000	451,641

		10,494,248

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22	120,000	116,314

AT&T, Inc., 6.55%, 2/15/39	290,000	366,230
AT&T, Inc., 4.30%, 12/15/42(5)	130,000	124,001
British Telecommunications plc, 5.95%, 1/15/18	270,000	321,705
CenturyLink, Inc., Series P, 7.60%, 9/15/39	60,000	61,486
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	154,455
CenturyLink, Inc., Series T, 5.80%, 3/15/22	20,000	20,967
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(5)	50,000	51,208
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	261,129
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	35,163
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	177,682
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	108,542
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	105,485
Verizon Communications, Inc., 7.35%, 4/1/39	160,000	224,817
Verizon Communications, Inc., 3.85%, 11/1/42	60,000	55,159
Virgin Media Finance plc, 4.875%, 2/15/22	200,000	200,500
Windstream Corp., 7.875%, 11/1/17	60,000	68,850

		2,453,693

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	234,500
Jabil Circuit, Inc., 5.625%, 12/15/20	80,000	87,200

		321,700

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	127,645
Ensco plc, 4.70%, 3/15/21	130,000	146,221
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	51,709
Transocean, Inc., 5.05%, 12/15/16	40,000	44,702
Transocean, Inc., 2.50%, 10/15/17	140,000	140,639
Transocean, Inc., 6.50%, 11/15/20	100,000	117,087
Transocean, Inc., 6.375%, 12/15/21	50,000	58,955
Weatherford International Ltd., 9.625%, 3/1/19	150,000	195,779

		882,737

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	260,000	256,505
Kroger Co. (The), 6.40%, 8/15/17	200,000	239,003
Safeway, Inc., 4.75%, 12/1/21	70,000	71,218
Target Corp., 4.00%, 7/1/42	70,000	69,340
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	613,567
Wal-Mart Stores, Inc., 5.625%, 4/15/41	60,000	75,618
Walgreen Co., 1.80%, 9/15/17	90,000	90,333

		1,415,584

FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	130,000	135,403
General Mills, Inc., 4.15%, 2/15/43	90,000	90,687
Kellogg Co., 4.45%, 5/30/16	200,000	220,819
Kraft Foods Group, Inc., 6.125%, 8/23/18	81,000	99,012
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	119,945
Mead Johnson Nutrition Co., 3.50%, 11/1/14	120,000	125,088
Mondelez International, Inc., 6.125%, 2/1/18	29,000	34,980
Mondelez International, Inc., 6.50%, 2/9/40	140,000	182,594

		1,008,528

GAS UTILITIES — 0.5%
El Paso Corp., 7.25%, 6/1/18	150,000	174,985
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	140,000	169,702
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	156,966
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	113,252
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	208,484
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	159,083
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	361,599
Enterprise Products Operating LLC, 5.95%, 2/1/41	125,000	144,559
Enterprise Products Operating LLC, 4.45%, 2/15/43	90,000	85,910
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	200,000	248,777
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	156,642
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	184,585
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,524
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	180,000	188,823
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	190,000	187,976
TransCanada PipeLines Ltd., 2.50%, 8/1/22	150,000	146,542
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,349
Williams Partners LP, 4.125%, 11/15/20	200,000	215,383

		3,017,141

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22	70,000	72,830

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	126,098
Express Scripts Holding Co., 2.65%, 2/15/17	400,000	414,954
Express Scripts, Inc., 7.25%, 6/15/19	360,000	458,128
Mayo Clinic Rochester, 3.77%, 11/15/43	65,000	61,433
NYU Hospitals Center, 4.43%, 7/1/42	90,000	86,324
UnitedHealth Group, Inc., 3.95%, 10/15/42	60,000	56,639
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	184,200
WellPoint, Inc., 3.125%, 5/15/22	100,000	99,494
WellPoint, Inc., 3.30%, 1/15/23	110,000	110,370
WellPoint, Inc., 5.80%, 8/15/40	60,000	70,184

		1,667,824

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18	370,000	442,597
Wyndham Worldwide Corp., 6.00%, 12/1/16	1,000	1,127
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	111,927

		555,651

HOUSEHOLD DURABLES†
D.R. Horton, Inc., 3.625%, 2/15/18(6)	90,000	91,013
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	100,487
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	118,791

		310,291

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. (The), 3.05%, 9/15/22	80,000	80,860
Jarden Corp., 8.00%, 5/1/16	230,000	242,362

		323,222

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(5)	80,000	81,200

General Electric Co., 5.25%, 12/6/17	230,000	269,194
General Electric Co., 2.70%, 10/9/22	110,000	108,629
General Electric Co., 4.125%, 10/9/42	90,000	89,385

		548,408

INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	80,000	104,365
Allstate Corp. (The), 5.20%, 1/15/42	90,000	104,242
American International Group, Inc., 3.65%, 1/15/14	70,000	71,995
American International Group, Inc., 5.85%, 1/16/18	210,000	245,945
American International Group, Inc., 6.40%, 12/15/20	220,000	269,813
American International Group, Inc., 4.875%, 6/1/22	220,000	245,767
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	157,038
Berkshire Hathaway, Inc., 3.00%, 5/15/22	90,000	90,740
Berkshire Hathaway, Inc., 4.50%, 2/11/43(6)	60,000	59,711
Genworth Financial, Inc., 7.20%, 2/15/21	70,000	82,491
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	110,000	129,496
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	60,000	67,918
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	56,210
ING U.S., Inc., 5.50%, 7/15/22(5)	140,000	153,060
International Lease Finance Corp., 5.75%, 5/15/16	80,000	86,465
Liberty Mutual Group, Inc., 4.95%, 5/1/22(5)	30,000	32,646
Liberty Mutual Group, Inc., 6.50%, 5/1/42(5)	70,000	78,621
Lincoln National Corp., 6.25%, 2/15/20	160,000	190,405
MetLife, Inc., 6.75%, 6/1/16	150,000	176,982
MetLife, Inc., 1.76%, 12/15/17	90,000	90,377
MetLife, Inc., 4.125%, 8/13/42	90,000	86,290
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)	100,000	99,505
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	70,806
Prudential Financial, Inc., 7.375%, 6/15/19	100,000	127,649
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	81,744
Prudential Financial, Inc., 5.625%, 5/12/41	110,000	123,675

		3,083,956

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	108,750
International Business Machines Corp., 1.95%, 7/22/16	410,000	425,804

		534,554

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	190,000	196,234

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	222,010
Deere & Co., 5.375%, 10/16/29	200,000	248,981

		470,991

MEDIA — 0.8%
CBS Corp., 4.85%, 7/1/42	110,000	109,398
CC Holdings GS V LLC, 3.85%, 4/15/23(5)	60,000	59,956
Comcast Corp., 5.90%, 3/15/16	339,000	388,079
Comcast Corp., 6.50%, 11/15/35	90,000	111,262
Comcast Corp., 6.40%, 5/15/38	230,000	283,336
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	164,854
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	330,000	365,567

Discovery Communications LLC, 5.625%, 8/15/19	90,000	106,806
DISH DBS Corp., 7.125%, 2/1/16	50,000	56,000
DISH DBS Corp., 6.75%, 6/1/21	170,000	191,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	200,000	217,500
Lamar Media Corp., 9.75%, 4/1/14	150,000	164,250
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	104,994
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	419,332
News America, Inc., 3.00%, 9/15/22	130,000	129,159
News America, Inc., 6.90%, 8/15/39	150,000	195,211
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	51,452
Qwest Corp., 7.50%, 10/1/14	200,000	219,776
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	87,165
Time Warner Cable, Inc., 6.75%, 7/1/18	280,000	347,233
Time Warner Cable, Inc., 4.50%, 9/15/42	140,000	130,769
Time Warner, Inc., 3.15%, 7/15/15	140,000	147,868
Time Warner, Inc., 3.40%, 6/15/22	70,000	71,934
Time Warner, Inc., 7.70%, 5/1/32	200,000	275,881
Time Warner, Inc., 4.90%, 6/15/42	100,000	102,276
Viacom, Inc., 4.375%, 9/15/14	150,000	158,509
Viacom, Inc., 4.50%, 3/1/21	110,000	123,273
Viacom, Inc., 3.125%, 6/15/22	120,000	120,842
Virgin Media Secured Finance plc, 6.50%, 1/15/18	320,000	344,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	127,108

		5,375,040

METALS AND MINING — 0.2%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	50,000	52,465
ArcelorMittal, 5.75%, 8/5/20	120,000	126,046
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	140,050
Newmont Mining Corp., 3.50%, 3/15/22	100,000	100,318
Newmont Mining Corp., 6.25%, 10/1/39	120,000	142,445
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	80,000	84,740
Teck Resources Ltd., 5.375%, 10/1/15	70,000	77,357
Teck Resources Ltd., 3.15%, 1/15/17	110,000	114,409
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	353,818
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	160,562

		1,352,210

MULTI-UTILITIES — 0.6%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	65,090
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	81,000	91,901
CMS Energy Corp., 4.25%, 9/30/15	160,000	171,087
CMS Energy Corp., 8.75%, 6/15/19	180,000	236,026
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	90,551
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,990
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	234,624
Dominion Resources, Inc., 2.75%, 9/15/22	110,000	109,464
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	143,767
DPL, Inc., 6.50%, 10/15/16	250,000	263,750
Duke Energy Corp., 6.30%, 2/1/14	100,000	105,409
Duke Energy Corp., 3.95%, 9/15/14	130,000	136,685
Duke Energy Corp., 1.625%, 8/15/17	150,000	150,254
Duke Energy Corp., 3.55%, 9/15/21	90,000	94,372
Edison International, 3.75%, 9/15/17	130,000	141,251

Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	169,905
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	103,163
Florida Power Corp., 6.35%, 9/15/37	110,000	144,332
Florida Power Corp., 3.85%, 11/15/42	110,000	104,655
Georgia Power Co., 4.30%, 3/15/42	70,000	72,304
Ipalco Enterprises, Inc., 5.00%, 5/1/18	50,000	53,500
Nisource Finance Corp., 4.45%, 12/1/21	70,000	76,580
Nisource Finance Corp., 5.25%, 2/15/43	70,000	73,970
Northern States Power Co., 3.40%, 8/15/42	70,000	64,066
Pacific Gas & Electric Co., 5.80%, 3/1/37	80,000	98,089
Pacific Gas & Electric Co., 4.45%, 4/15/42	50,000	52,653
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,297
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	56,484
Sempra Energy, 6.50%, 6/1/16	200,000	233,853
Southern California Edison Co., 5.625%, 2/1/36	60,000	73,691
Southern Power Co., 5.15%, 9/15/41	40,000	44,262

		3,597,025

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	80,000	81,043

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	57,394
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	132,211
Apache Corp., 2.625%, 1/15/23	150,000	145,338
Apache Corp., 4.75%, 4/15/43	80,000	83,053
BP Capital Markets plc, 3.20%, 3/11/16	120,000	128,118
BP Capital Markets plc, 2.25%, 11/1/16	180,000	187,084
BP Capital Markets plc, 4.50%, 10/1/20	100,000	114,018
Cenovus Energy, Inc., 4.50%, 9/15/14	140,000	148,268
ConocoPhillips, 5.75%, 2/1/19	240,000	293,196
ConocoPhillips Co., 2.40%, 12/15/22	120,000	115,806
ConocoPhillips Holding Co., 6.95%, 4/15/29	70,000	96,015
Denbury Resources, Inc., 4.625%, 7/15/23(6)	110,000	107,937
Devon Energy Corp., 1.875%, 5/15/17	60,000	60,287
Devon Energy Corp., 5.60%, 7/15/41	180,000	202,474
EOG Resources, Inc., 5.625%, 6/1/19	150,000	183,274
Hess Corp., 6.00%, 1/15/40	80,000	88,783
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	224,400
Newfield Exploration Co., 6.875%, 2/1/20	200,000	217,250
Newfield Exploration Co., 5.625%, 7/1/24	70,000	75,425
Noble Energy, Inc., 4.15%, 12/15/21	150,000	162,673
Occidental Petroleum Corp., 2.70%, 2/15/23	150,000	149,894
Peabody Energy Corp., 7.375%, 11/1/16	40,000	45,800
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	60,625
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	224,478
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	341,236
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	141,600
Petroleos Mexicanos, 4.875%, 1/24/22	80,000	88,300
Petroleos Mexicanos, 3.50%, 1/30/23(5)	60,000	58,950
Petroleos Mexicanos, 5.50%, 6/27/44(5)	50,000	51,500
Phillips 66, 4.30%, 4/1/22	150,000	164,774
Pioneer Natural Resources Co., 3.95%, 7/15/22	120,000	124,906
Shell International Finance BV, 2.375%, 8/21/22	130,000	127,454

Shell International Finance BV, 3.625%, 8/21/42	140,000	134,827
Statoil ASA, 2.45%, 1/17/23	190,000	185,252
Suncor Energy, Inc., 6.10%, 6/1/18	174,000	211,648
Talisman Energy, Inc., 7.75%, 6/1/19	170,000	219,397
Tesoro Corp., 5.375%, 10/1/22	50,000	52,250

		5,205,895

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	60,000	59,515
Georgia-Pacific LLC, 5.40%, 11/1/20(5)	340,000	401,161
International Paper Co., 6.00%, 11/15/41	130,000	150,098

		610,774

PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17(5)	150,000	150,504
AbbVie, Inc., 4.40%, 11/6/42(5)	60,000	60,545
Actavis, Inc., 4.625%, 10/1/42	60,000	60,284
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	71,128
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	253,089
Merck & Co., Inc., 2.40%, 9/15/22	150,000	147,360
Merck & Co., Inc., 3.60%, 9/15/42	30,000	28,503
Mylan, Inc., 3.125%, 1/15/23(5)	120,000	116,854
Roche Holdings, Inc., 6.00%, 3/1/19(5)	350,000	433,829
Roche Holdings, Inc., 7.00%, 3/1/39(5)	160,000	233,048
Sanofi, 4.00%, 3/29/21	95,000	105,683
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	30,000	29,984
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	260,000	276,125
Zoetis, Inc., 3.25%, 2/1/23(5)	40,000	39,804

		2,006,740

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
American Tower Corp., 4.625%, 4/1/15	230,000	247,001
American Tower Corp., 4.70%, 3/15/22	170,000	183,614
BRE Properties, Inc., 3.375%, 1/15/23	130,000	127,593
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	321,054
Essex Portfolio LP, 3.625%, 8/15/22(5)	120,000	118,258
HCP, Inc., 3.75%, 2/1/16	200,000	213,838
Health Care REIT, Inc., 2.25%, 3/15/18	110,000	110,597
Health Care REIT, Inc., 3.75%, 3/15/23	170,000	170,282
Kilroy Realty LP, 3.80%, 1/15/23	190,000	190,799
Simon Property Group LP, 5.75%, 12/1/15	160,000	180,133
UDR, Inc., 4.25%, 6/1/18	110,000	121,055
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	90,000	88,037
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	195,000	206,193
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	107,507
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	60,000	65,951
WEA Finance LLC, 4.625%, 5/10/21(5)	90,000	99,665

		2,551,577

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	193,382

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	188,174
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	66,198

CSX Corp., 4.25%, 6/1/21	110,000	121,953
CSX Corp., 4.75%, 5/30/42	110,000	113,776
PT Penske Truck Leasing Co. LP / L Finance Corp., 2.875%, 7/17/18(5)	40,000	39,778
Union Pacific Corp., 2.95%, 1/15/23	80,000	81,642
Union Pacific Corp., 4.75%, 9/15/41	150,000	163,400

		774,921

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	140,000	139,698

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	254,000	291,233
Oracle Corp., 2.50%, 10/15/22	290,000	284,883

		576,116

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	250,000	329,086
Lowe's Cos., Inc., 4.65%, 4/15/42	100,000	105,307
Staples, Inc., 4.375%, 1/12/23	120,000	119,873

		554,266

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	120,000	135,672
Hanesbrands, Inc., 6.375%, 12/15/20	100,000	108,750
Ltd. Brands, Inc., 6.90%, 7/15/17	100,000	115,750

		360,172

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	127,000	175,610
Altria Group, Inc., 2.85%, 8/9/22	270,000	261,698
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	201,214

		638,522

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	50,000	77,011
America Movil SAB de CV, 5.00%, 3/30/20	110,000	126,264
America Movil SAB de CV, 3.125%, 7/16/22	200,000	199,235
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	330,000	447,853
Vodafone Group plc, 5.625%, 2/27/17	110,000	128,446
Vodafone Group plc, 2.50%, 9/26/22	70,000	68,595

		1,047,404

TOTAL CORPORATE BONDS (Cost $62,634,785)		67,411,691

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.7%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	400,000	411,866
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	164,863	166,705
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 2/1/13	350,000	386,061
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 2/1/13	300,000	330,874
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(5)	450,000	455,325

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	247,807
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 2/1/13	275,000	304,003
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 2/1/13	575,000	599,471
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.39%, 2/15/13(5)	109,747	106,807
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 2/1/13	58,806	58,967
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 2/1/13	480,000	511,938
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 2/1/13	158,000	168,032
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 2/1/13	600,000	631,577
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	345,000	370,630
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,000,000	1,075,054
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(5)	400,000	429,043
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	413,761
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,032,805
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.54%, 2/11/13	300,000	317,597
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 2/11/13	125,000	134,042
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 2/11/13	400,000	435,645
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 2/11/13	425,000	468,564
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	175,000	178,950
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	50,582	50,594
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	600,000	637,363
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	61,828	62,695
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,169,078

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,017,691)		11,155,254

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	125,055	129,447
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	550,772	432,130
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	105,673	108,355

Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	250,000	263,856
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	132,628	134,118
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 2/1/13	400,140	401,172
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	48,354	48,780
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.84%, 2/1/13	422,799	424,441
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.37%, 2/1/13	262,971	265,033
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 2/1/13	576,929	596,141
JP Morgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 2/1/13	323,047	316,506
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 2/1/13	600,000	636,866
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	167,556	177,074
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 2/1/13	211,907	224,872
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/13	282,364	291,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	262,454	275,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	153,842	159,146
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	5,143	5,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	302,592	313,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 2/1/13	135,666	137,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 2/1/13	255,215	263,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 2/1/13	286,120	290,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	378,784	393,919
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	354,757	367,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	237,707	238,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	284,006	305,376
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 2/1/13	204,438	209,389

		7,410,209

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 77, Class H, 8.50%, 9/15/20	65,447	72,019
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	782,166	868,667

		940,686

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,164,963)		8,350,895

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	690,000	841,800
Brazilian Government International Bond, 4.875%, 1/22/21	40,000	47,100
Brazilian Government International Bond, 5.625%, 1/7/41	130,000	157,755

		1,046,655

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	145,000	205,355
Province of Ontario Canada, 5.45%, 4/27/16	150,000	172,675
Province of Ontario Canada, 1.60%, 9/21/16	110,000	113,385

		491,415

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	100,000	107,000
Chile Government International Bond, 3.625%, 10/30/42	200,000	189,000

		296,000

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	210,000	235,935

ITALY†
Republic of Italy, 6.875%, 9/27/23	80,000	94,786

MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17	90,000	104,985
United Mexican States, 5.95%, 3/19/19	420,000	510,300
United Mexican States, 5.125%, 1/15/20	330,000	387,750
United Mexican States, 6.05%, 1/11/40	120,000	150,900
United Mexican States, MTN, 4.75%, 3/8/44	160,000	168,640

		1,322,575

PERU†
Republic of Peru, 6.55%, 3/14/37	70,000	95,725
Republic of Peru, 5.625%, 11/18/50	120,000	141,600

		237,325

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	140,000	162,750

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	173,687
Korea Development Bank, 3.25%, 3/9/16	130,000	138,159
Korea Development Bank, 4.00%, 9/9/16	110,000	120,302

		432,148

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	70,000	66,150

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,947,251)		4,385,739

MUNICIPAL SECURITIES — 0.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	56,646
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	100,023
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	182,825
California GO, (Building Bonds), 7.30%, 10/1/39	110,000	154,064

California GO, (Building Bonds), 7.60%, 11/1/40	30,000	44,780
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	195,000	192,268
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	127,183
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	73,009
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	133,498
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	78,431
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	156,910
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	291,636
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	134,067
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	124,744
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	100,000	108,475
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	124,852
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	89,384
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	53,356
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	300,000	294,972
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	252,570
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	255,018
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	110,985
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	127,750
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	145,487
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	63,665
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,771

TOTAL MUNICIPAL SECURITIES (Cost $2,925,118)		3,500,369

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLMC, 2.375%, 1/13/22	990,000	1,019,623
FNMA, 6.625%, 11/15/30	100,000	148,391

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,135,964)		1,168,014

TEMPORARY CASH INVESTMENTS — 2.6%

SSgA U.S. Government Money Market Fund (Cost $17,247,215)	17,247,215	17,247,215

TOTAL INVESTMENT SECURITIES — 101.7% (Cost $575,195,875)	662,071,229

OTHER ASSETS AND LIABILITIES — (1.7)%	(10,795,620)

TOTAL NET ASSETS — 100.0%	$651,275,609

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

31	U.S. Treasury 30-Year Notes	March 2013	4,447,531	(44,522)

Notes to Schedule of Investments
BB-UBS	-	Barclays Bank PLC - UBS Real Estate Securities, Inc.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $124,356.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	Forward commitment. Settlement date is indicated.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $5,359,370, which represented 0.8% of total net assets.

(6)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	389,513,674	—	—
U.S. Treasury Securities	—	82,052,111	—
U.S. Government Agency Mortgage-Backed Securities	—	77,286,267	—
Corporate Bonds	—	67,411,691	—
Commercial Mortgage-Backed Securities	—	11,155,254	—
Collateralized Mortgage Obligations	—	8,350,895	—
Sovereign Governments and Agencies	—	4,385,739	—
Municipal Securities	—	3,500,369	—
U.S. Government Agency Securities	—	1,168,014	—
Temporary Cash Investments	17,247,215	—	—

Total Value of Investment Securities	406,760,889	255,310,340	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	(44,522)	—	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$578,425,877
Gross tax appreciation of investments	$86,104,784
Gross tax depreciation of investments	(2,459,432)
Net tax appreciation (depreciation) of investments	$83,645,352

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2013

Capital Value - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	6,840	466,762
Northrop Grumman Corp.	8,000	520,320
Raytheon Co.	14,190	747,529

		1,734,611

AIRLINES — 0.5%
Southwest Airlines Co.	61,800	692,778

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	3,630	238,854

AUTOMOBILES — 1.3%
Ford Motor Co.	132,890	1,720,926

BEVERAGES — 0.5%
PepsiCo, Inc.	8,990	654,922

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	2,760	235,870
Gilead Sciences, Inc.(1)	9,340	368,463

		604,333

CAPITAL MARKETS — 4.5%
Ameriprise Financial, Inc.	19,840	1,315,789
Bank of New York Mellon Corp. (The)	32,170	873,737
BlackRock, Inc.	5,220	1,233,382
Goldman Sachs Group, Inc. (The)	13,240	1,957,666
Morgan Stanley	21,780	497,673

		5,878,247

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	10,520	499,174

COMMERCIAL BANKS — 6.2%
KeyCorp	65,980	620,212
PNC Financial Services Group, Inc.	28,930	1,787,874
U.S. Bancorp	51,790	1,714,249
Wells Fargo & Co.	114,640	3,992,911

		8,115,246

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
ADT Corp. (The)	3,770	179,075
Avery Dennison Corp.	7,280	280,353
Tyco International Ltd.	20,620	623,342

		1,082,770

COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	150,020	3,085,911
QUALCOMM, Inc.	7,770	513,053

		3,598,964

COMPUTERS AND PERIPHERALS — 0.5%
NetApp, Inc.(1)	17,560	632,160

DIVERSIFIED FINANCIAL SERVICES — 6.5%
Bank of America Corp.	95,030	1,075,740
Citigroup, Inc.	69,320	2,922,531
JPMorgan Chase & Co.	93,660	4,406,703

		8,404,974

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	77,920	2,710,837
CenturyLink, Inc.	26,150	1,057,768
Verizon Communications, Inc.	7,130	310,939

		4,079,544

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	16,780	759,966
Exelon Corp.	13,230	415,951
NV Energy, Inc.	31,580	597,809
Pinnacle West Capital Corp.	15,210	811,910
PPL Corp.	26,460	801,474
Xcel Energy, Inc.	26,940	748,393

		4,135,503

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	18,550	1,056,423

ENERGY EQUIPMENT AND SERVICES — 2.6%
Baker Hughes, Inc.	25,450	1,138,124
National Oilwell Varco, Inc.	15,660	1,161,032
Schlumberger Ltd.	13,950	1,088,798

		3,387,954

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	27,750	1,420,800
Kroger Co. (The)	35,220	975,594
Wal-Mart Stores, Inc.	13,330	932,433

		3,328,827

FOOD PRODUCTS — 0.9%
Kraft Foods Group, Inc.	9,390	434,006
Mondelez International, Inc. Class A	27,760	771,450

		1,205,456

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Abbott Laboratories	19,360	655,917
Medtronic, Inc.	43,580	2,030,828

		2,686,745

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	21,770	1,049,967
Quest Diagnostics, Inc.	11,020	638,609
WellPoint, Inc.	17,830	1,155,741

		2,844,317

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	17,390	673,341

HOUSEHOLD PRODUCTS — 2.9%
Procter & Gamble Co. (The)	50,090	3,764,764

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	222,180	4,950,170

INSURANCE — 8.3%
Allstate Corp. (The)	25,770	1,131,303
American International Group, Inc.(1)	20,920	791,404
Berkshire Hathaway, Inc., Class B(1)	21,080	2,043,284
Chubb Corp. (The)	6,270	503,544
Loews Corp.	20,060	870,002
MetLife, Inc.	49,140	1,834,887
Principal Financial Group, Inc.	25,390	787,344
Prudential Financial, Inc.	22,350	1,293,618
Torchmark Corp.	3,990	222,283
Travelers Cos., Inc. (The)	17,770	1,394,234

		10,871,903

MACHINERY — 1.6%
Dover Corp.	13,580	939,464
Ingersoll-Rand plc	5,860	301,145
PACCAR, Inc.	17,060	802,844

		2,043,453

MEDIA — 3.6%
CBS Corp., Class B	20,350	849,002
Comcast Corp., Class A	40,380	1,537,670
Time Warner Cable, Inc.	6,860	612,872
Time Warner, Inc.	34,080	1,721,722

		4,721,266

METALS AND MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	29,140	1,027,185
Nucor Corp.	16,480	758,245

		1,785,430

MULTI-UTILITIES — 0.7%
PG&E Corp.	20,480	873,267

MULTILINE RETAIL — 2.4%
Kohl's Corp.	11,010	509,653
Macy's, Inc.	22,630	894,111
Target Corp.	29,140	1,760,348

		3,164,112

OIL, GAS AND CONSUMABLE FUELS — 15.0%
Apache Corp.	16,540	1,385,391
Chevron Corp.	38,560	4,440,184
Exxon Mobil Corp.	95,670	8,607,430
Occidental Petroleum Corp.	16,640	1,468,813
Royal Dutch Shell plc, Class A	34,770	1,232,672
Total SA ADR	24,570	1,333,905
Ultra Petroleum Corp.(1)	17,960	327,231
Valero Energy Corp.	16,870	737,725

		19,533,351

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	24,400	1,010,648

PHARMACEUTICALS — 8.5%
Johnson & Johnson	48,380	3,576,250
Merck & Co., Inc.	69,810	3,019,282
Pfizer, Inc.	165,700	4,520,296

		11,115,828

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	58,000	748,780
Intel Corp.	61,870	1,301,745

		2,050,525

SOFTWARE — 2.6%
Adobe Systems, Inc.(1)	6,820	258,001
Microsoft Corp.	62,890	1,727,588
Oracle Corp.	38,540	1,368,555

		3,354,144

SPECIALTY RETAIL — 1.1%
Lowe's Cos., Inc.	27,560	1,052,517
Staples, Inc.	26,290	354,389

		1,406,906

TOBACCO — 0.5%
Altria Group, Inc.	17,720	596,810

TOTAL COMMON STOCKS (Cost $93,048,020)		128,498,646

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $563,421), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $551,830)		551,828
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $563,142), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $551,829)		551,828
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $187,620), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $183,944)		183,944

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,287,600)		1,287,600

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $94,335,620)		129,786,246

OTHER ASSETS AND LIABILITIES — 0.3%		346,366

TOTAL NET ASSETS — 100.0%		$130,132,612

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,700,434	EUR for USD	UBS AG	2/28/13	2,309,171	(18,653)

(Value on Settlement Date $2,290,518)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	127,265,974	1,232,672	—
Temporary Cash Investments	—	1,287,600	—

Total Value of Investment Securities	127,265,974	2,520,272	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(18,653)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$96,609,656
Gross tax appreciation of investments	$33,461,827
Gross tax depreciation of investments	(285,237)
Net tax appreciation (depreciation) of investments	$33,176,590

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2013

Focused Growth - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%

AEROSPACE AND DEFENSE — 5.7%
Honeywell International, Inc.	8,739	596,349
Textron, Inc.	6,051	174,027
United Technologies Corp.	2,135	186,962

		957,338

AIR FREIGHT AND LOGISTICS — 2.4%
United Parcel Service, Inc., Class B	5,137	407,313

AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	4,420	231,696

BEVERAGES — 4.0%
Coca-Cola Co. (The)	18,159	676,241

BIOTECHNOLOGY — 1.1%
Alexion Pharmaceuticals, Inc.(1)	1,904	178,957

CHEMICALS — 3.7%
Agrium, Inc.	976	110,766
Monsanto Co.	5,123	519,216

		629,982

COMMERCIAL BANKS — 2.0%
SunTrust Banks, Inc.	5,117	145,170
Wells Fargo & Co.	5,417	188,674

		333,844

COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	22,300	458,711
Riverbed Technology, Inc.(1)	1,018	19,749

		478,460

COMPUTERS AND PERIPHERALS — 8.8%
Apple, Inc.	1,791	815,460
EMC Corp.(1)	21,158	520,699
NetApp, Inc.(1)	4,032	145,152

		1,481,311

ENERGY EQUIPMENT AND SERVICES — 4.0%
Schlumberger Ltd.	8,705	679,425

FOOD AND STAPLES RETAILING — 1.7%
Wal-Mart Stores, Inc.	4,212	294,630

FOOD PRODUCTS — 1.6%
Hershey Co. (The)	1,950	154,928
Kraft Foods Group, Inc.	2,414	111,575

		266,503

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Covidien plc	5,477	341,436

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
AmerisourceBergen Corp.	4,507	204,483

Express Scripts Holding Co.(1)	7,943	424,315

		628,798

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Marriott International, Inc. Class A	3,142	125,617
Starbucks Corp.	6,685	375,162

		500,779

HOUSEHOLD DURABLES — 1.3%
PulteGroup, Inc.(1)	10,657	221,026

HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	3,063	328,874

INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp.	553	33,141

INSURANCE — 0.6%
Travelers Cos., Inc. (The)	1,304	102,312

INTERNET AND CATALOG RETAIL — 0.9%
Amazon.com, Inc.(1)	69	18,320
Expedia, Inc.	2,129	138,917

		157,237

INTERNET SOFTWARE AND SERVICES — 3.6%
eBay, Inc.(1)	217	12,137
Google, Inc., Class A(1)	796	601,529

		613,666

IT SERVICES — 3.5%
MasterCard, Inc., Class A	1,149	595,642

MACHINERY — 3.0%
Illinois Tool Works, Inc.	8,013	503,457

MEDIA — 5.1%
CBS Corp., Class B	7,159	298,673
Comcast Corp., Class A	14,756	561,909

		860,582

MULTILINE RETAIL — 2.2%
Macy's, Inc.	9,447	373,251

OIL, GAS AND CONSUMABLE FUELS — 3.0%
Noble Energy, Inc.	750	80,842
Occidental Petroleum Corp.	4,884	431,111

		511,953

PHARMACEUTICALS — 6.4%
AbbVie, Inc.	9,469	347,417
Allergan, Inc.	2,262	237,533
Johnson & Johnson	6,650	491,568

		1,076,518

ROAD AND RAIL — 1.8%
Union Pacific Corp.	2,345	308,274

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.6%
Linear Technology Corp.	10,698	391,761

Xilinx, Inc.	10,570	385,699

		777,460

SOFTWARE — 4.6%
Microsoft Corp.	13,526	371,559
Oracle Corp.	11,190	397,357

		768,916

SPECIALTY RETAIL — 3.1%
Home Depot, Inc. (The)	103	6,893
Lowe's Cos., Inc.	13,307	508,194

		515,087

TOBACCO — 0.3%
Philip Morris International, Inc.	544	47,959

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Crown Castle International Corp.(1)	6,804	479,818
SBA Communications Corp., Class A(1)	1,376	95,852

		575,670

TOTAL COMMON STOCKS (Cost $12,600,432)		16,457,738

EXCHANGE-TRADED FUNDS — 0.5%

iShares Russell 1000 Growth Index Fund (Cost $90,960)	1,428	97,475

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $109,414), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $107,163)		107,163
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $109,360), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $107,163)		107,163
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $36,435), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $35,721)		35,721

TOTAL TEMPORARY CASH INVESTMENTS (Cost $250,047)		250,047

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $12,941,439)		16,805,260

OTHER ASSETS AND LIABILITIES — 0.5%		77,112

TOTAL NET ASSETS — 100.0%		$16,882,372

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	16,457,738	—	—
Exchange-Traded Funds	97,475	—	—
Temporary Cash Investments	—	250,047	—

Total Value of Investment Securities	16,555,213	250,047	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,027,623
Gross tax appreciation of investments	$3,817,967
Gross tax depreciation of investments	(40,330)
Net tax appreciation (depreciation) of investments	$3,777,637

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2013

Fundamental Equity - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%

AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	17,512	1,161,046
Honeywell International, Inc.	45,696	3,118,295
Lockheed Martin Corp.	2,619	227,512
Northrop Grumman Corp.	7,469	485,784
United Technologies Corp.	11,378	996,371

		5,989,008

AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	17,765	1,408,587

AIRLINES — 0.2%
Allegiant Travel Co.	4,153	309,274

AUTOMOBILES — 0.6%
Ford Motor Co.	86,837	1,124,539

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	30,432	1,371,570
PepsiCo, Inc.	4,313	314,202

		1,685,772

BIOTECHNOLOGY — 1.9%
Amgen, Inc.	37,803	3,230,644
Gilead Sciences, Inc.(1)	6,900	272,205

		3,502,849

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc.	3,578	237,293
Legg Mason, Inc.	17,694	489,239

		726,532

CHEMICALS — 1.9%
Ashland, Inc.	1,282	100,650
CF Industries Holdings, Inc.	6,807	1,559,960
E.I. du Pont de Nemours & Co.	6,967	330,584
Eastman Chemical Co.	1,918	136,466
LyondellBasell Industries NV, Class A	17,615	1,117,143
Monsanto Co.	424	42,972
PPG Industries, Inc.	955	131,666

		3,419,441

COMMERCIAL BANKS — 2.5%
Bank of Hawaii Corp.	7,084	340,669
PNC Financial Services Group, Inc.	15,750	973,350
Wells Fargo & Co.	93,230	3,247,201

		4,561,220

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Knoll, Inc.	18,789	311,522

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	79,192	1,628,980
Motorola Solutions, Inc.	3,244	189,417

QUALCOMM, Inc.	12,080	797,642

		2,616,039

COMPUTERS AND PERIPHERALS — 4.3%
Apple, Inc.	12,876	5,862,571
EMC Corp.(1)	67,783	1,668,140
Hewlett-Packard Co.	11,888	196,271
Seagate Technology plc	2,732	92,833

		7,819,815

CONSTRUCTION AND ENGINEERING — 0.3%
EMCOR Group, Inc.	7,926	287,952
Fluor Corp.	2,186	141,718
Foster Wheeler AG(1)	1,597	41,698

		471,368

CONSUMER FINANCE — 1.8%
American Express Co.	15,575	915,966
Capital One Financial Corp.	27,753	1,563,049
Discover Financial Services	21,047	807,994

		3,287,009

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp.	5,762	65,226
Citigroup, Inc.	76,130	3,209,641
JPMorgan Chase & Co.	67,079	3,156,067

		6,430,934

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	79,526	2,766,710
Verizon Communications, Inc.	43,323	1,889,316

		4,656,026

ELECTRIC UTILITIES — 1.5%
FirstEnergy Corp.	18,075	731,857
Northeast Utilities	15,052	613,068
Xcel Energy, Inc.	48,924	1,359,108

		2,704,033

ELECTRICAL EQUIPMENT — 1.2%
Belden, Inc.	9,780	470,907
Emerson Electric Co.	31,317	1,792,898

		2,263,805

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc.	8,841	167,183

ENERGY EQUIPMENT AND SERVICES — 1.0%
Halliburton Co.	13,613	553,777
National Oilwell Varco, Inc.	11,803	875,074
Patterson-UTI Energy, Inc.	21,382	434,910

		1,863,761

FOOD AND STAPLES RETAILING — 1.9%
Kroger Co. (The)	2,164	59,943
Safeway, Inc.	10,610	204,243

SYSCO Corp.	1,533	48,703
Wal-Mart Stores, Inc.	33,208	2,322,900
Walgreen Co.	19,146	765,074

		3,400,863

FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	9,837	280,649
Bunge Ltd.	3,045	242,565
ConAgra Foods, Inc.	16,114	526,767
H.J. Heinz Co.	35,087	2,127,325
Kraft Foods Group, Inc.	1,379	63,737
Mondelez International, Inc. Class A	4,138	114,995
Smithfield Foods, Inc.(1)	26,734	623,169
Tyson Foods, Inc., Class A	68,364	1,512,212

		5,491,419

GAS UTILITIES — 0.1%
Questar Corp.	8,891	206,538

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Abbott Laboratories	44,904	1,521,348
Baxter International, Inc.	1,991	135,069
Covidien plc	1,343	83,723
Medtronic, Inc.	4,383	204,248
Stryker Corp.	4,979	311,934

		2,256,322

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Aetna, Inc.	19,365	933,974
AmerisourceBergen Corp.	49,362	2,239,554
Cardinal Health, Inc.	39,919	1,748,851
Express Scripts Holding Co.(1)	4,654	248,617
Humana, Inc.	6,783	504,384
UnitedHealth Group, Inc.	37,632	2,077,663

		7,753,043

HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	3,707	178,529
Cheesecake Factory, Inc. (The)	2,748	91,124
Starbucks Corp.	9,486	532,354
Wyndham Worldwide Corp.	17,459	974,038
Wynn Resorts Ltd.	4,583	573,883
Yum! Brands, Inc.	514	33,379

		2,383,307

HOUSEHOLD DURABLES — 0.2%
Tupperware Brands Corp.	3,765	286,893

HOUSEHOLD PRODUCTS — 2.4%
Colgate-Palmolive Co.	1,684	180,811
Kimberly-Clark Corp.	6,264	560,691
Procter & Gamble Co. (The)	48,025	3,609,559

		4,351,061

INDUSTRIAL CONGLOMERATES — 1.6%
General Electric Co.	131,280	2,924,918

INSURANCE — 4.5%
ACE Ltd.	10,037	856,457
Aflac, Inc.	10,503	557,289
American Financial Group, Inc.	5,112	217,567
American International Group, Inc.(1)	16,174	611,862
Assurant, Inc.	10,098	386,148
Chubb Corp. (The)	6,072	487,642
MetLife, Inc.	8,270	308,802
Principal Financial Group, Inc.	15,555	482,361
Prudential Financial, Inc.	42,632	2,467,540
Travelers Cos., Inc. (The)	7,376	578,721
Unum Group	59,185	1,379,602

		8,333,991

INTERNET AND CATALOG RETAIL — 1.2%
Amazon.com, Inc.(1)	3,339	886,505
Expedia, Inc.	16,224	1,058,616
priceline.com, Inc.(1)	186	127,497
TripAdvisor, Inc.(1)	3,263	151,012

		2,223,630

INTERNET SOFTWARE AND SERVICES — 1.8%
AOL, Inc.	4,347	133,236
eBay, Inc.(1)	6,264	350,345
Google, Inc., Class A(1)	3,749	2,833,082

		3,316,663

IT SERVICES — 5.2%
Accenture plc, Class A	17,321	1,245,207
Computer Sciences Corp.	1,256	52,501
International Business Machines Corp.	25,940	5,267,636
Visa, Inc., Class A	14,049	2,218,477
Western Union Co. (The)	58,935	838,645

		9,622,466

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	13,359	499,226

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	8,780	393,168
Thermo Fisher Scientific, Inc.	2,620	189,007

		582,175

MACHINERY — 1.8%
AGCO Corp.(1)	3,092	163,876
Cummins, Inc.	5,627	646,149
Dover Corp.	28,506	1,972,045
Oshkosh Corp.(1)	1,507	59,044
Wabtec Corp.	4,794	448,814

		3,289,928

MEDIA — 4.5%
CBS Corp., Class B	21,175	883,421
Comcast Corp., Class A	85,525	3,256,792
Gannett Co., Inc.	4,571	89,729
Omnicom Group, Inc.	4,760	258,373

Time Warner Cable, Inc.	12,080	1,079,227
Time Warner, Inc.	46,128	2,330,387
Viacom, Inc., Class B	6,710	404,948

		8,302,877

METALS AND MINING — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	10,995	387,574
Reliance Steel & Aluminum Co.	3,963	256,485

		644,059

MULTI-UTILITIES — 1.3%
Ameren Corp.	3,647	118,309
CenterPoint Energy, Inc.	55,669	1,137,874
DTE Energy Co.	15,889	1,005,933
Public Service Enterprise Group, Inc.	2,108	65,727

		2,327,843

MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	2,896	244,451
Macy's, Inc.	14,193	560,766

		805,217

OIL, GAS AND CONSUMABLE FUELS — 10.2%
Chevron Corp.	32,702	3,765,635
ConocoPhillips	35,186	2,040,788
Exxon Mobil Corp.	90,660	8,156,680
Hess Corp.	5,701	382,879
HollyFrontier Corp.	27,172	1,418,922
Murphy Oil Corp.	8,373	498,361
Occidental Petroleum Corp.	17,989	1,587,889
Peabody Energy Corp.	9,843	247,551
Valero Energy Corp.	7,733	338,164
Williams Cos., Inc. (The)	7,157	250,853
WPX Energy, Inc.(1)	2,385	35,847

		18,723,569

PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	40,943	1,695,859

PHARMACEUTICALS — 5.1%
AbbVie, Inc.	44,904	1,647,528
Bristol-Myers Squibb Co.	70,911	2,562,724
Hospira, Inc.(1)	8,450	288,314
Johnson & Johnson	38,295	2,830,766
Merck & Co., Inc.	2,841	122,873
Pfizer, Inc.	70,077	1,911,701

		9,363,906

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp.	14,972	1,140,118
Public Storage	5,942	914,652
Simon Property Group, Inc.	1,419	227,295

		2,282,065

ROAD AND RAIL — 1.3%
CSX Corp.	8,194	180,514

Norfolk Southern Corp.	1,773	122,106
Ryder System, Inc.	16,170	918,133
Union Pacific Corp.	9,013	1,184,849

		2,405,602

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Altera Corp.	30,612	1,023,053
Intel Corp.	58,130	1,223,055
Texas Instruments, Inc.	17,919	592,761

		2,838,869

SOFTWARE — 3.2%
Microsoft Corp.	144,404	3,966,778
Oracle Corp.	28,573	1,014,627
Red Hat, Inc.(1)	760	42,226
Symantec Corp.(1)	35,087	763,844

		5,787,475

SPECIALTY RETAIL — 3.7%
AutoZone, Inc.(1)	757	279,863
Chico's FAS, Inc.	13,080	234,525
Gap, Inc. (The)	27,149	887,229
Home Depot, Inc. (The)	50,985	3,411,916
Limited Brands, Inc.	2,195	105,404
Lowe's Cos., Inc.	17,384	663,895
Pier 1 Imports, Inc.	51,770	1,122,891

		6,705,723

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	3,907	199,257

TOBACCO — 1.4%
Altria Group, Inc.	8,514	286,751
Lorillard, Inc.	5,322	207,931
Philip Morris International, Inc.	23,131	2,039,229

		2,533,911

TOTAL COMMON STOCKS (Cost $115,783,490)		176,857,392

EXCHANGE-TRADED FUNDS — 2.4%

SPDR S&P 500 ETF Trust (Cost $4,201,265)	28,976	4,337,707

TEMPORARY CASH INVESTMENTS — 1.1%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $894,838), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $876,429)		876,426
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $894,394), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $876,428)		876,426

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $297,983), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $292,143)	292,142

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,044,994)	2,044,994

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $122,029,749)	183,240,093

OTHER ASSETS AND LIABILITIES†	76,472

TOTAL NET ASSETS — 100.0%	$183,316,565

Notes to Schedule of Investments
ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	176,857,392	—	—
Exchange-Traded Funds	4,337,707	—	—
Temporary Cash Investments	—	2,044,994	—

Total Value of Investment Securities	181,195,099	2,044,994	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$126,021,858
Gross tax appreciation of investments	$59,121,353
Gross tax depreciation of investments	(1,903,118)
Net tax appreciation (depreciation) of investments	$57,218,235

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2013

Growth - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 4.9%
Honeywell International, Inc.	2,272,300	155,061,752
Precision Castparts Corp.	519,200	95,221,280
Textron, Inc.	1,917,200	55,138,672
United Technologies Corp.	1,665,000	145,804,050

		451,225,754

AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	1,491,900	118,292,751

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	520,200	23,996,826

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	1,067,000	55,932,140

BEVERAGES — 4.5%
Beam, Inc.	572,800	35,135,552
Brown-Forman Corp., Class B	354,266	22,921,010
Coca-Cola Co. (The)	4,758,300	177,199,092
Monster Beverage Corp.(1)	576,400	27,609,560
PepsiCo, Inc.	2,109,500	153,677,075

		416,542,289

BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	486,500	45,726,135
Amgen, Inc.	1,146,800	98,005,528
Celgene Corp.(1)	450,400	44,571,584
Gilead Sciences, Inc.(1)	2,936,800	115,856,760

		304,160,007

CHEMICALS — 2.9%
Agrium, Inc.	475,000	53,907,750
Huntsman Corp.	1,382,800	24,378,764
Monsanto Co.	1,585,800	160,720,830
W.R. Grace & Co.(1)	410,500	29,473,900

		268,481,244

COMMERCIAL BANKS — 1.3%
SunTrust Banks, Inc.	2,431,900	68,993,003
Wells Fargo & Co.	1,494,500	52,053,435

		121,046,438

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	1,653,800	49,994,374

COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	3,904,700	80,319,679
Harris Corp.	509,500	23,538,900
Palo Alto Networks, Inc.(1)	454,000	25,133,440
QUALCOMM, Inc.	1,771,400	116,965,542
Research In Motion Ltd.(1)	1,665,500	21,618,190

Riverbed Technology, Inc.(1)	2,905,700	56,370,580

		323,946,331

COMPUTERS AND PERIPHERALS — 7.9%
Apple, Inc.	1,063,400	484,176,654
EMC Corp.(1)	5,712,300	140,579,703
NetApp, Inc.(1)	2,636,800	94,924,800

		719,681,157

DISTRIBUTORS — 0.3%
LKQ Corp.(1)	1,392,600	31,180,314

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	2,060,700	89,867,127

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	614,700	54,825,093

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Avnet, Inc.(1)	752,500	26,608,400
Trimble Navigation Ltd.(1)	680,600	42,537,500

		69,145,900

ENERGY EQUIPMENT AND SERVICES — 2.7%
Core Laboratories NV	200,700	25,617,348
Oceaneering International, Inc.	1,333,500	84,290,535
Schlumberger Ltd.	1,701,200	132,778,660

		242,686,543

FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	965,200	98,778,568
Wal-Mart Stores, Inc.	2,324,200	162,577,790
Whole Foods Market, Inc.	560,800	53,977,000

		315,333,358

FOOD PRODUCTS — 1.9%
Annie's, Inc.(1)	406,800	14,587,848
Hershey Co. (The)	305,000	24,232,250
Kraft Foods Group, Inc.	1,225,999	56,665,674
Mead Johnson Nutrition Co.	1,023,300	77,770,800

		173,256,572

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
CareFusion Corp.(1)	798,400	24,782,336
Cooper Cos., Inc. (The)	239,600	24,283,460
Covidien plc	546,700	34,081,278
DENTSPLY International, Inc.	514,300	21,477,168
IDEXX Laboratories, Inc.(1)	176,100	16,766,481
ResMed, Inc.	456,000	19,972,800

		141,363,523

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
AmerisourceBergen Corp.	1,749,700	79,383,889
Express Scripts Holding Co.(1)	1,433,500	76,577,570

		155,961,459

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Marriott International, Inc. Class A	2,010,600	80,383,788
McDonald's Corp.	1,511,900	144,068,951
Starbucks Corp.	1,372,900	77,047,148

		301,499,887

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	552,100	56,126,486
PulteGroup, Inc.(1)	1,791,400	37,153,636

		93,280,122

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	384,500	22,220,255
Colgate-Palmolive Co.	551,516	59,216,273

		81,436,528

INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	1,195,000	71,616,350

INSURANCE — 0.9%
Travelers Cos., Inc. (The)	1,094,300	85,858,778

INTERNET AND CATALOG RETAIL — 2.2%
Amazon.com, Inc.(1)	535,000	142,042,500
Expedia, Inc.	850,100	55,469,025

		197,511,525

INTERNET SOFTWARE AND SERVICES — 4.1%
eBay, Inc.(1)	2,738,900	153,186,677
Google, Inc., Class A(1)	288,500	218,016,565

		371,203,242

IT SERVICES — 4.0%
International Business Machines Corp.	998,400	202,745,088
MasterCard, Inc., Class A	315,400	163,503,360

		366,248,448

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Waters Corp.(1)	513,500	47,021,195

MACHINERY — 2.5%
Caterpillar, Inc.	483,800	47,601,082
Deere & Co.	247,300	23,261,038
Flowserve Corp.	206,100	32,310,297
Illinois Tool Works, Inc.	674,834	42,399,820
Lincoln Electric Holdings, Inc.	484,000	26,102,120
Parker-Hannifin Corp.	584,800	54,368,856

		226,043,213

MEDIA — 4.1%
CBS Corp., Class B	1,344,400	56,088,368
Comcast Corp., Class A	3,985,400	151,764,032
Scripps Networks Interactive, Inc. Class A	990,600	61,189,362
Viacom, Inc., Class B	1,690,500	102,021,675

		371,063,437

METALS AND MINING — 0.7%
Coeur d'Alene Mines Corp.(1)	905,000	19,638,500

Nucor Corp.	1,018,300	46,851,983

		66,490,483

MULTI-UTILITIES — 0.3%
DTE Energy Co.	466,900	29,559,439

MULTILINE RETAIL — 0.4%
Macy's, Inc.	1,027,100	40,580,721

OIL, GAS AND CONSUMABLE FUELS — 2.1%
EOG Resources, Inc.	708,800	88,585,824
Noble Energy, Inc.	698,400	75,280,536
Occidental Petroleum Corp.	287,000	25,333,490

		189,199,850

PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	818,500	49,871,205

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	3,319,600	121,796,124
Allergan, Inc.	731,400	76,804,314
Bristol-Myers Squibb Co.	2,456,700	88,785,138
Eli Lilly & Co.	1,590,600	85,399,314
Johnson & Johnson	1,562,900	115,529,568
Zoetis, Inc.(1)	154,723	4,022,798

		492,337,256

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
American Campus Communities, Inc.	823,400	38,345,738
Simon Property Group, Inc.	625,100	100,128,518

		138,474,256

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	1,900,700	41,017,106

ROAD AND RAIL — 1.7%
Union Pacific Corp.	1,176,200	154,623,252

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Linear Technology Corp.	2,027,900	74,261,698
Teradyne, Inc.(1)	3,663,400	59,200,544
Xilinx, Inc.	1,341,600	48,954,984

		182,417,226

SOFTWARE — 7.3%
Cadence Design Systems, Inc.(1)	3,494,400	48,676,992
CommVault Systems, Inc.(1)	336,800	25,842,664
Microsoft Corp.	6,058,200	166,418,754
NetSuite, Inc.(1)	350,400	24,608,592
Oracle Corp.	6,768,400	240,345,884
Salesforce.com, Inc.(1)	310,600	53,463,578
Splunk, Inc.(1)	818,400	26,974,464
Symantec Corp.(1)	3,939,800	85,769,446

		672,100,374

SPECIALTY RETAIL — 3.7%
Chico's FAS, Inc.	1,441,900	25,853,267
Foot Locker, Inc.	790,100	27,139,935
GNC Holdings, Inc. Class A	1,739,800	62,528,412

Home Depot, Inc. (The)	1,039,400	69,556,648
Lowe's Cos., Inc.	2,670,200	101,974,938
Urban Outfitters, Inc.(1)	1,231,200	52,683,048

		339,736,248

TOBACCO — 2.5%
Philip Morris International, Inc.	2,612,300	230,300,368

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Crown Castle International Corp.(1)	750,600	52,932,312
SBA Communications Corp., Class A(1)	1,207,500	84,114,450

		137,046,762

TOTAL COMMON STOCKS (Cost $7,554,503,535)		9,103,456,471

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $14,247,887), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $13,954,765)		13,954,722
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $14,240,809), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $13,954,753)		13,954,722
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,744,569), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $4,651,583)		4,651,574
SSgA U.S. Government Money Market Fund	457,416	457,416

TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,018,434)		33,018,434

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,587,521,969)		9,136,474,905

OTHER ASSETS AND LIABILITIES — 0.3%		27,074,842

TOTAL NET ASSETS — 100.0%		$9,163,549,747

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	9,103,456,471	—	—
Temporary Cash Investments	457,416	32,561,018	—

Total Value of Investment Securities	9,103,913,887	32,561,018	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,608,360,911
Gross tax appreciation of investments	$1,563,644,196
Gross tax depreciation of investments	(35,530,202)
Net tax appreciation (depreciation) of investments	$1,528,113,994

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2013

Heritage - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%

AEROSPACE AND DEFENSE — 2.1%
TransDigm Group, Inc.	387,400	52,469,456
Triumph Group, Inc.	425,600	29,949,472

		82,418,928

AIR FREIGHT AND LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	321,800	21,287,070

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	489,637	36,321,273

AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	1,098,200	57,567,644

BEVERAGES — 0.5%
Brown-Forman Corp., Class B	332,300	21,499,810

BIOTECHNOLOGY — 4.5%
Alexion Pharmaceuticals, Inc.(1)	669,100	62,888,709
Grifols SA(1)	1,081,500	36,784,965
Medivation, Inc.(1)	382,900	20,814,444
Onyx Pharmaceuticals, Inc.(1)	258,600	20,046,672
Regeneron Pharmaceuticals, Inc.(1)	225,000	39,136,500

		179,671,290

BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.(1)	1,075,000	35,195,500

CAPITAL MARKETS — 2.1%
KKR & Co. LP	1,300,700	21,955,816
Lazard Ltd. Class A	730,800	25,322,220
Raymond James Financial, Inc.	797,900	35,610,277

		82,888,313

CHEMICALS — 4.8%
Airgas, Inc.	454,600	43,296,104
American Vanguard Corp.	503,502	17,068,718
Cytec Industries, Inc.	265,800	19,483,140
FMC Corp.	1,106,100	67,991,967
Sherwin-Williams Co. (The)	284,400	46,112,616

		193,952,545

COMMERCIAL BANKS — 1.3%
East West Bancorp., Inc.	992,500	23,274,125
SVB Financial Group(1)	458,700	30,443,919

		53,718,044

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Cintas Corp.	562,100	23,754,346
Stericycle, Inc.(1)	416,600	39,306,210

		63,060,556

COMMUNICATIONS EQUIPMENT — 0.6%
Palo Alto Networks, Inc.(1)	400,645	22,179,707

COMPUTERS AND PERIPHERALS — 1.2%
NetApp, Inc.(1)	1,336,100	48,099,600

CONSTRUCTION AND ENGINEERING — 2.2%
Chicago Bridge & Iron Co. NV New York Shares	415,000	21,086,150
MasTec, Inc.(1)	849,737	24,047,557
Quanta Services, Inc.(1)	1,511,300	43,782,361

		88,916,068

CONSTRUCTION MATERIALS — 0.8%
Martin Marietta Materials, Inc.	246,453	24,332,305
Texas Industries, Inc.(1)	144,500	8,213,380

		32,545,685

CONSUMER FINANCE — 1.4%
Discover Financial Services	1,464,604	56,226,148

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	1,203,200	33,244,416

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. plc	487,500	27,763,125

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
FLIR Systems, Inc.	418,700	9,952,499
Trimble Navigation Ltd.(1)	897,400	56,087,500

		66,039,999

ENERGY EQUIPMENT AND SERVICES — 2.6%
Atwood Oceanics, Inc.(1)	485,500	25,619,835
McDermott International, Inc.(1)	836,800	10,183,856
National Oilwell Varco, Inc.	565,300	41,911,342
Oil States International, Inc.(1)	272,600	21,148,308
Patterson-UTI Energy, Inc.	301,200	6,126,408

		104,989,749

FOOD AND STAPLES RETAILING — 4.7%
Costco Wholesale Corp.	630,400	64,515,136
PriceSmart, Inc.	310,400	23,903,904
Whole Foods Market, Inc.	1,029,900	99,127,875

		187,546,915

FOOD PRODUCTS — 1.7%
Hain Celestial Group, Inc. (The)(1)	325,400	18,544,546
McCormick & Co., Inc.	296,800	18,505,480
Mead Johnson Nutrition Co.	400,500	30,438,000

		67,488,026

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Cooper Cos., Inc. (The)	330,500	33,496,175
IDEXX Laboratories, Inc.(1)	417,300	39,731,133
Sirona Dental Systems, Inc.(1)	1,364	90,665

		73,317,973

HEALTH CARE PROVIDERS AND SERVICES — 3.9%
Catamaran Corp.(1)	2,350,984	121,992,560

Express Scripts Holding Co.(1)	636,700	34,012,514

		156,005,074

HEALTH CARE TECHNOLOGY — 1.0%
athenahealth, Inc.(1)	71,000	6,139,370
Cerner Corp.(1)	398,600	32,904,430

		39,043,800

HOTELS, RESTAURANTS AND LEISURE — 1.5%
Bally Technologies, Inc.(1)	489,348	23,567,000
Norwegian Cruise Line Holdings Ltd.(1)	305,231	8,048,941
Panera Bread Co., Class A(1)	177,372	28,345,819

		59,961,760

HOUSEHOLD DURABLES — 0.8%
Toll Brothers, Inc.(1)	901,300	33,753,685

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	843,000	48,716,970

INSURANCE — 0.5%
Cincinnati Financial Corp.	488,200	20,719,208

INTERNET AND CATALOG RETAIL — 2.3%
Blue Nile, Inc.(1)	216,300	7,243,887
Expedia, Inc.	592,300	38,647,575
priceline.com, Inc.(1)	66,011	45,248,560

		91,140,022

INTERNET SOFTWARE AND SERVICES — 3.3%
Equinix, Inc.(1)	193,700	41,728,791
LinkedIn Corp., Class A(1)	394,629	48,851,124
Rackspace Hosting, Inc.(1)	569,825	42,936,314

		133,516,229

IT SERVICES — 4.1%
Alliance Data Systems Corp.(1)	628,343	99,026,857
Cognizant Technology Solutions Corp., Class A(1)	283,500	22,164,030
Teradata Corp.(1)	627,000	41,795,820

		162,986,707

MACHINERY — 3.4%
Chart Industries, Inc.(1)	308,900	20,446,091
Flowserve Corp.	266,100	41,716,497
Trinity Industries, Inc.	911,500	36,186,550
Valmont Industries, Inc.	260,100	37,901,772

		136,250,910

MEDIA — 3.0%
AMC Networks, Inc.(1)	375,200	21,375,144
Discovery Communications, Inc. Class A(1)	657,100	45,589,598
Scripps Networks Interactive, Inc. Class A	332,300	20,526,171
Sirius XM Radio, Inc.	10,255,900	32,203,526

		119,694,439

METALS AND MINING — 1.1%
Carpenter Technology Corp.	525,700	27,509,881

First Quantum Minerals Ltd.	881,100	17,765,110

		45,274,991

OIL, GAS AND CONSUMABLE FUELS — 3.2%
Cabot Oil & Gas Corp.	871,500	45,997,770
Concho Resources, Inc.(1)	412,800	37,655,616
Linn Energy LLC	806,900	31,380,341
Peabody Energy Corp.	478,400	12,031,760

		127,065,487

PHARMACEUTICALS — 2.2%
ACTAVIS, Inc.(1)	521,400	45,043,746
Perrigo Co.	406,000	40,807,060
Zoetis, Inc.(1)	67,434	1,753,284

		87,604,090

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.9%
CBRE Group, Inc.(1)	1,206,600	26,038,428
Realogy Holdings Corp.(1)	230,059	10,299,741

		36,338,169

ROAD AND RAIL — 3.7%
Canadian Pacific Railway Ltd.	440,400	50,879,412
Kansas City Southern	1,055,500	98,277,605

		149,157,017

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
ARM Holdings plc	973,800	13,328,577
Avago Technologies Ltd.	501,300	17,931,501
NXP Semiconductor NV(1)	996,876	29,896,311
Xilinx, Inc.	1,510,900	55,132,741

		116,289,130

SOFTWARE — 4.2%
CommVault Systems, Inc.(1)	513,700	39,416,201
NetSuite, Inc.(1)	756,419	53,123,306
Nuance Communications, Inc.(1)	1,200,900	28,881,645
Salesforce.com, Inc.(1)	131,100	22,566,243
Splunk, Inc.(1)	689,458	22,724,536

		166,711,931

SPECIALTY RETAIL — 7.5%
Cabela's, Inc.(1)	221,600	11,438,992
DSW, Inc., Class A	471,100	31,530,723
GNC Holdings, Inc. Class A	546,100	19,626,834
Lumber Liquidators Holdings, Inc.(1)	387,600	22,938,168
O'Reilly Automotive, Inc.(1)	169,300	15,685,645
PetSmart, Inc.	990,800	64,808,228
Ross Stores, Inc.	431,000	25,730,700
Tractor Supply Co.	361,900	37,518,173
Ulta Salon Cosmetics & Fragrance, Inc.	422,900	41,368,078
Urban Outfitters, Inc.(1)	658,000	28,155,820

		298,801,361

TEXTILES, APPAREL AND LUXURY GOODS — 3.0%
Michael Kors Holdings Ltd.(1)	1,039,604	58,352,972

PVH Corp.	295,800	35,161,746
Under Armour, Inc. Class A(1)	496,300	25,246,781

		118,761,499

TRADING COMPANIES AND DISTRIBUTORS — 1.1%
United Rentals, Inc.(1)	901,700	45,644,054

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	1,103,632	76,879,005

TOTAL COMMON STOCKS (Cost $2,805,476,004)		3,906,253,922

TEMPORARY CASH INVESTMENTS — 2.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $51,722,852), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $50,658,756)		50,658,601
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $51,697,157), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $50,658,714)		50,658,601
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $17,223,794), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $16,886,233)		16,886,200
SSgA U.S. Government Money Market Fund	9,330	9,330

TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,212,732)		118,212,732

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,923,688,736)		4,024,466,654

OTHER ASSETS AND LIABILITIES — (0.3)%		(12,496,608)

TOTAL NET ASSETS — 100.0%		$4,011,970,046

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

13,626,212	CAD for USD	UBS AG	2/28/13	13,653,680	(151,553)
20,221,346	EUR for USD	UBS AG	2/28/13	27,460,375	(221,817)

				41,114,055	(373,370)
(Value on Settlement Date $40,740,685)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	3,614,520,837	—	—
Foreign Common Stocks	223,854,433	67,878,652	—
Temporary Cash Investments	9,330	118,203,402	—

Total Value of Investment Securities	3,838,384,600	186,082,054	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(373,370)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,928,265,430
Gross tax appreciation of investments	$1,114,573,648
Gross tax depreciation of investments	(18,372,424)
Net tax appreciation (depreciation) of investments	$1,096,201,224

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2013

New Opportunities - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%

AEROSPACE AND DEFENSE — 2.2%
B/E Aerospace, Inc.(1)	19,966	1,028,049
TransDigm Group, Inc.	10,095	1,367,267
Triumph Group, Inc.	16,592	1,167,579

		3,562,895

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	70,853	827,563
Goodyear Tire & Rubber Co. (The)(1)	38,777	533,572

		1,361,135

AUTOMOBILES — 1.0%
Thor Industries, Inc.	14,290	601,323
Winnebago Industries, Inc.(1)	53,972	1,010,356

		1,611,679

BEVERAGES — 0.1%
Boston Beer Co., Inc., Class A(1)	1,323	185,670

BIOTECHNOLOGY — 4.5%
Acorda Therapeutics, Inc.(1)	6,879	198,666
Alkermes plc(1)	18,636	429,560
Arena Pharmaceuticals, Inc.(1)	31,021	261,817
ARIAD Pharmaceuticals, Inc.(1)	23,277	462,747
BioMarin Pharmaceutical, Inc.(1)	16,764	920,176
Cepheid, Inc.(1)	9,689	350,936
Cubist Pharmaceuticals, Inc.(1)	9,406	404,834
Dendreon Corp.(1)	31,548	185,502
Incyte Corp. Ltd.(1)	15,563	286,048
Ironwood Pharmaceuticals, Inc.(1)	13,732	176,044
Isis Pharmaceuticals, Inc.(1)	18,749	272,423
Keryx Biopharmaceuticals, Inc.(1)	27,269	247,603
Medivation, Inc.(1)	10,117	549,960
Myriad Genetics, Inc.(1)	13,169	356,353
Onyx Pharmaceuticals, Inc.(1)	8,754	678,610
Pharmacyclics, Inc.(1)	7,728	535,782
Seattle Genetics, Inc.(1)	13,905	409,502
Theravance, Inc.(1)	9,825	218,606
United Therapeutics Corp.(1)	7,293	393,020

		7,338,189

BUILDING PRODUCTS — 2.2%
American Woodmark Corp.(1)	16,284	452,858
Apogee Enterprises, Inc.	37,001	904,674
Builders FirstSource, Inc.(1)	185,276	1,161,681
Fortune Brands Home & Security, Inc.(1)	31,399	1,028,003

		3,547,216

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	5,330	767,147
Eaton Vance Corp.	15,185	549,697

Lazard Ltd. Class A	13,643	472,730
SEI Investments Co.	16,167	435,862
Triangle Capital Corp.	23,695	645,452

		2,870,888

CHEMICALS — 2.5%
Albemarle Corp.	9,225	565,585
H.B. Fuller Co.	15,558	608,007
International Flavors & Fragrances, Inc.	11,304	796,141
Rentech Nitrogen Partners LP	10,973	529,776
Valspar Corp.	12,994	861,242
W.R. Grace & Co.(1)	10,266	737,099

		4,097,850

COMMERCIAL BANKS — 2.8%
Banco Latinoamericano de Comercio Exterior SA E Shares	13,701	317,863
Cathay General Bancorp.	33,178	643,985
City National Corp.	6,802	360,234
First Financial Bankshares, Inc.	12,808	525,896
Home Bancshares, Inc.	23,113	802,483
Pinnacle Financial Partners, Inc.(1)	23,851	512,081
Signature Bank(1)	6,964	514,849
Texas Capital Bancshares, Inc.(1)	20,907	865,550

		4,542,941

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Deluxe Corp.	30,992	1,140,196
G&K Services, Inc., Class A	22,756	911,150
HNI Corp.	8,742	275,985
Team, Inc.(1)	7,679	336,417
US Ecology, Inc.	18,208	432,622

		3,096,370

COMMUNICATIONS EQUIPMENT — 1.5%
Aruba Networks, Inc.(1)	37,620	866,765
InterDigital, Inc.	6,853	297,352
Ixia(1)	39,915	757,986
Netgear, Inc.(1)	1,385	48,627
Procera Networks, Inc.(1)	5,589	94,063
Riverbed Technology, Inc.(1)	22,141	429,535

		2,494,328

COMPUTERS AND PERIPHERALS — 0.6%
NCR Corp.(1)	22,394	621,881
Silicon Graphics International Corp.(1)	20,652	300,280

		922,161

CONSTRUCTION AND ENGINEERING — 0.7%
MasTec, Inc.(1)	38,323	1,084,541

CONSTRUCTION MATERIALS — 1.5%
Eagle Materials, Inc.	20,266	1,312,629
Headwaters, Inc.(1)	118,383	1,108,065

		2,420,694

CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	22,073	982,690
Packaging Corp. of America	10,816	415,659

		1,398,349

DISTRIBUTORS — 1.0%
LKQ Corp.(1)	38,829	869,381
Pool Corp.	16,570	759,238

		1,628,619

DIVERSIFIED CONSUMER SERVICES — 0.6%
Apollo Group, Inc., Class A(1)	12,716	257,118
Grand Canyon Education, Inc.(1)	20,956	500,010
Hillenbrand, Inc.	7,979	197,480

		954,608

DIVERSIFIED FINANCIAL SERVICES — 0.4%
MarketAxess Holdings, Inc.	3,275	123,828
MSCI, Inc., Class A(1)	14,977	505,324

		629,152

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc.(1)	65,268	432,074
Premiere Global Services, Inc.(1)	8,660	81,144
tw telecom, inc., Class A(1)	21,275	587,829

		1,101,047

ELECTRIC UTILITIES — 0.3%
ITC Holdings Corp.	7,168	580,608

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	4,919	338,427
Franklin Electric Co., Inc.	5,615	373,510
Generac Holdings, Inc.	6,150	228,657
Hubbell, Inc., Class B	6,924	630,430

		1,571,024

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.1%
Cognex Corp.	15,232	604,101
FLIR Systems, Inc.	13,105	311,506
IPG Photonics Corp.	2,435	159,444
Littelfuse, Inc.	8,053	515,473
OSI Systems, Inc.(1)	9,033	491,937
Trimble Navigation Ltd.(1)	21,189	1,324,312

		3,406,773

ENERGY EQUIPMENT AND SERVICES — 2.7%
Bristow Group, Inc.	5,073	289,060
Dresser-Rand Group, Inc.(1)	10,293	628,388
Dril-Quip, Inc.(1)	14,333	1,162,263
Hornbeck Offshore Services, Inc.(1)	17,795	655,034
Matrix Service Co.(1)	24,736	353,230
Oceaneering International, Inc.	18,631	1,177,665
RigNet, Inc.(1)	6,725	144,049

		4,409,689

FOOD AND STAPLES RETAILING — 0.6%
Andersons, Inc. (The)	14,925	703,714
United Natural Foods, Inc.(1)	5,175	279,346

		983,060

FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	8,548	487,151
J&J Snack Foods Corp.	6,715	457,627
Post Holdings, Inc.(1)	13,805	524,452

		1,469,230

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Align Technology, Inc.(1)	10,623	333,137
Cooper Cos., Inc. (The)	2,292	232,294
Cyberonics, Inc.(1)	4,505	195,337
Haemonetics Corp.(1)	7,842	328,894
HeartWare International, Inc.(1)	2,472	223,419
IDEXX Laboratories, Inc.(1)	7,539	717,788
Masimo Corp.	9,454	191,916
Mettler-Toledo International, Inc.(1)	4,339	922,168
ResMed, Inc.	19,674	861,721
STERIS Corp.	6,592	248,716
Thoratec Corp.(1)	8,626	315,108
Volcano Corp.(1)	8,965	224,484

		4,794,982

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Air Methods Corp.	6,363	278,190
Catamaran Corp.(1)	26,914	1,396,568
Centene Corp.(1)	7,759	334,879
Chemed Corp.	3,169	239,418
HealthSouth Corp.(1)	12,342	294,480
HMS Holdings Corp.(1)	12,472	339,987
MWI Veterinary Supply, Inc.(1)	1,971	221,363
Owens & Minor, Inc.	8,463	259,052
Patterson Cos., Inc.	12,285	443,857
PSS World Medical, Inc.(1)	8,682	251,170
WellCare Health Plans, Inc.(1)	3,241	164,351

		4,223,315

HEALTH CARE TECHNOLOGY — 0.4%
athenahealth, Inc.(1)	5,358	463,306
Quality Systems, Inc.	7,935	144,735

		608,041

HOTELS, RESTAURANTS AND LEISURE — 2.1%
AFC Enterprises, Inc.(1)	18,623	541,184
Cedar Fair LP	23,554	883,746
Panera Bread Co., Class A(1)	4,052	647,550
Papa John's International, Inc.(1)	12,236	686,440
Six Flags Entertainment Corp.	10,010	630,030

		3,388,950

HOUSEHOLD DURABLES — 3.2%
Libbey, Inc.(1)	17,100	321,138

M.D.C. Holdings, Inc.	36,810	1,447,369
M/I Homes, Inc.(1)	33,622	915,863
NVR, Inc.(1)	657	676,487
Standard Pacific Corp.(1)	145,035	1,203,790
Tupperware Brands Corp.	8,229	627,050

		5,191,697

INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	21,084	567,792

INSURANCE — 0.8%
Amtrust Financial Services, Inc.	5,695	189,302
Arthur J Gallagher & Co.	16,289	601,878
ProAssurance Corp.	12,564	565,883

		1,357,063

INTERNET AND CATALOG RETAIL — 1.3%
HSN, Inc.	16,478	982,089
Netflix, Inc.(1)	7,256	1,198,981

		2,181,070

INTERNET SOFTWARE AND SERVICES — 2.3%
Angie's List, Inc.(1)	27,117	340,318
Blucora, Inc.(1)	34,190	508,064
CoStar Group, Inc.(1)	9,521	892,879
NIC, Inc.	9,382	152,927
OpenTable, Inc.(1)	9,844	518,680
Perficient, Inc.(1)	16,245	194,290
ValueClick, Inc.(1)	23,285	476,644
Web.com Group, Inc.(1)	40,013	648,211

		3,732,013

IT SERVICES — 4.2%
Alliance Data Systems Corp.(1)	9,532	1,502,243
Broadridge Financial Solutions, Inc.	17,549	413,630
Computer Task Group, Inc.(1)	13,323	255,002
FleetCor Technologies, Inc.(1)	9,892	591,937
Gartner, Inc.(1)	12,879	663,397
Global Payments, Inc.	11,531	568,017
Heartland Payment Systems, Inc.	32,525	1,032,994
MAXIMUS, Inc.	7,104	487,121
Total System Services, Inc.	19,389	450,794
VeriFone Systems, Inc.(1)	13,441	466,672
WEX, Inc.(1)	6,499	510,887

		6,942,694

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Polaris Industries, Inc.	14,950	1,301,995

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Bruker Corp.(1)	15,580	262,835
Charles River Laboratories International, Inc.(1)	5,100	210,732
PAREXEL International Corp.(1)	9,430	319,205
Techne Corp.	5,241	375,675

		1,168,447

MACHINERY — 5.4%
CLARCOR, Inc.	3,905	197,046
Donaldson Co., Inc.	20,012	752,651
ITT Corp.	27,346	702,245
John Bean Technologies Corp.	14,593	272,743
L.B. Foster Co., Class A	6,070	262,892
Lincoln Electric Holdings, Inc.	11,198	603,908
Lindsay Corp.	13,412	1,247,853
Middleby Corp.(1)	10,444	1,476,364
Mueller Water Products, Inc. Class A	79,234	468,273
Standex International Corp.	6,049	342,676
Titan International, Inc.	38,209	928,097
Trinity Industries, Inc.	8,823	350,273
WABCO Holdings, Inc.(1)	10,488	657,178
Wabtec Corp.	6,790	635,680

		8,897,879

MEDIA — 0.5%
ReachLocal, Inc.(1)	12,499	163,987
Regal Entertainment Group Class A	44,983	671,596

		835,583

METALS AND MINING — 0.6%
Compass Minerals International, Inc.	4,836	348,434
Royal Gold, Inc.	8,302	619,910

		968,344

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	6,649	561,242

OIL, GAS AND CONSUMABLE FUELS — 3.0%
Gulfport Energy Corp.(1)	31,774	1,311,313
Kodiak Oil & Gas Corp.(1)	51,061	469,761
Rosetta Resources, Inc.(1)	23,213	1,230,753
SandRidge Energy, Inc.(1)	57,114	404,367
Stone Energy Corp.(1)	9,344	210,240
Tesoro Logistics LP	4,571	201,124
Vaalco Energy, Inc.(1)	15,404	130,780
W&T Offshore, Inc.	5,554	97,750
Western Refining, Inc.	27,304	918,234

		4,974,322

PAPER AND FOREST PRODUCTS — 0.6%
Louisiana-Pacific Corp.(1)	34,743	675,057
Neenah Paper, Inc.	11,182	345,971

		1,021,028

PERSONAL PRODUCTS — 0.4%
Herbalife Ltd.	13,284	482,475
Nu Skin Enterprises, Inc., Class A	5,293	224,211

		706,686

PHARMACEUTICALS — 1.2%
Auxilium Pharmaceuticals, Inc.(1)	8,290	152,536
Endo Health Solutions Inc.(1)	10,804	342,055
Impax Laboratories, Inc.(1)	10,924	220,228

Jazz Pharmaceuticals plc(1)	6,193	349,223
Medicines Co. (The)(1)	9,016	269,398
Salix Pharmaceuticals Ltd.(1)	8,719	417,640
VIVUS, Inc.(1)	16,755	202,903

		1,953,983

PROFESSIONAL SERVICES — 2.0%
Equifax, Inc.	14,776	867,351
Exponent, Inc.(1)	1,665	81,402
Huron Consulting Group, Inc.(1)	14,279	486,914
On Assignment, Inc.(1)	40,443	988,831
Robert Half International, Inc.	24,057	847,769

		3,272,267

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
Brandywine Realty Trust	32,931	419,212
Camden Property Trust	8,469	587,664
CBL & Associates Properties, Inc.	22,157	476,154
Essex Property Trust, Inc.	4,849	745,679
Federal Realty Investment Trust	6,931	733,646
National Retail Properties, Inc.	21,606	691,824
Omega Healthcare Investors, Inc.	33,428	854,420
PennyMac Mortgage Investment Trust	13,361	355,403
Rayonier, Inc.	15,220	819,445
Sovran Self Storage, Inc.	12,072	787,577
Weingarten Realty Investors	11,531	332,554

		6,803,578

ROAD AND RAIL — 0.6%
Hertz Global Holdings, Inc.(1)	56,461	1,032,107

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Cirrus Logic, Inc.(1)	20,363	574,847
LSI Corp.(1)	76,967	541,848
Photronics, Inc.(1)	58,563	350,792
Power Integrations, Inc.	9,629	360,125
Rudolph Technologies, Inc.(1)	18,003	242,860
Semtech Corp.(1)	14,481	436,747
Skyworks Solutions, Inc.(1)	44,353	1,061,811
Ultratech, Inc.(1)	21,596	879,605

		4,448,635

SOFTWARE — 6.0%
ANSYS, Inc.(1)	13,035	959,376
Aspen Technology, Inc.(1)	31,305	957,933
Bottomline Technologies, Inc.(1)	10,598	308,190
BroadSoft, Inc.(1)	6,239	211,939
CommVault Systems, Inc.(1)	3,467	266,023
Concur Technologies, Inc.(1)	6,160	412,104
FactSet Research Systems, Inc.	5,008	463,340
Fortinet, Inc.(1)	17,071	402,705
Guidance Software, Inc.(1)	28,394	362,023
Informatica Corp.(1)	13,602	503,410
MICROS Systems, Inc.(1)	10,682	491,692
Monotype Imaging Holdings, Inc.	8,930	161,454

NetScout Systems, Inc.(1)	23,027	599,393
Nuance Communications, Inc.(1)	47,632	1,145,550
PROS Holdings, Inc.(1)	10,134	223,556
SolarWinds, Inc.(1)	10,002	544,309
Solera Holdings, Inc.	9,949	545,305
Synchronoss Technologies, Inc.(1)	3,966	94,430
TIBCO Software, Inc.(1)	10,402	243,823
Tyler Technologies, Inc.(1)	6,997	378,188
Ultimate Software Group, Inc.(1)	5,322	540,396

		9,815,139

SPECIALTY RETAIL — 5.8%
Aaron's, Inc.	8,570	254,100
American Eagle Outfitters, Inc.	21,108	426,593
ANN, Inc.(1)	7,930	244,561
Ascena Retail Group, Inc.(1)	12,583	213,282
Cabela's, Inc.(1)	5,683	293,356
Conn's, Inc.(1)	13,356	379,845
Dick's Sporting Goods, Inc.	12,984	617,909
DSW, Inc., Class A	7,039	471,120
Francesca's Holdings Corp.(1)	2,867	81,423
Group 1 Automotive, Inc.	6,639	449,726
Haverty Furniture Cos., Inc.	9,131	164,358
Lithia Motors, Inc., Class A	69,532	3,008,650
Penske Automotive Group, Inc.	21,485	707,286
Sally Beauty Holdings, Inc.(1)	20,344	539,930
Tractor Supply Co.	8,418	872,694
Ulta Salon Cosmetics & Fragrance, Inc.	8,654	846,534

		9,571,367

TEXTILES, APPAREL AND LUXURY GOODS — 2.8%
Carter's, Inc.(1)	6,839	411,913
Fossil, Inc.(1)	6,855	723,751
G-III Apparel Group Ltd.(1)	10,032	360,048
Hanesbrands, Inc.(1)	12,624	473,148
Iconix Brand Group, Inc.(1)	29,185	701,899
Movado Group, Inc.	10,999	402,123
PVH Corp.	8,813	1,047,601
Under Armour, Inc. Class A(1)	10,850	551,940

		4,672,423

THRIFTS AND MORTGAGE FINANCE — 0.4%
ViewPoint Financial Group, Inc.	29,909	632,575

TRADING COMPANIES AND DISTRIBUTORS — 3.8%
Applied Industrial Technologies, Inc.	8,345	366,846
Beacon Roofing Supply, Inc.(1)	26,081	942,568
DXP Enterprises, Inc.(1)	7,178	408,428
H&E Equipment Services, Inc.	37,157	716,387
MSC Industrial Direct Co., Inc. Class A	6,311	499,326
Titan Machinery, Inc.(1)	26,880	777,101
United Rentals, Inc.(1)	42,969	2,175,091
Watsco, Inc.	5,900	444,565

		6,330,312

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
MetroPCS Communications, Inc.(1)	24,199	242,716
SBA Communications Corp., Class A(1)	14,526	1,011,881

		1,254,597

TOTAL COMMON STOCKS (Cost $127,656,895)		160,478,842

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $1,414,165), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $1,385,070)		1,385,066
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $1,413,462), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $1,385,070)		1,385,067
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $470,919), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $461,692)		461,691

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,231,824)		3,231,824

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $130,888,719)		163,710,666

OTHER ASSETS AND LIABILITIES — 0.4%		731,600

TOTAL NET ASSETS — 100.0%		$164,442,266

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	160,478,842	—	—
Temporary Cash Investments	—	3,231,824	—

Total Value of Investment Securities	160,478,842	3,231,824	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,071,038
Gross tax appreciation of investments	$35,456,069
Gross tax depreciation of investments	(2,816,441)
Net tax appreciation (depreciation) of investments	$32,639,628

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2013

NT Growth - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%

AEROSPACE AND DEFENSE — 4.9%
Honeywell International, Inc.	182,541	12,456,598
Precision Castparts Corp.	41,785	7,663,369
Textron, Inc.	155,100	4,460,676
United Technologies Corp.	134,147	11,747,253

		36,327,896

AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	119,849	9,502,827

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	41,405	1,910,013

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	84,522	4,430,643

BEVERAGES — 6.2%
Beam, Inc.	46,334	2,842,128
Brown-Forman Corp., Class B	28,118	1,819,235
Coca-Cola Co. (The)	555,514	20,687,341
Monster Beverage Corp.(1)	46,304	2,217,962
PepsiCo, Inc.	256,097	18,656,666

		46,223,332

BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	39,212	3,685,536
Amgen, Inc.	92,285	7,886,676
Celgene Corp.(1)	35,869	3,549,596
Gilead Sciences, Inc.(1)	235,922	9,307,123

		24,428,931

CHEMICALS — 2.9%
Agrium, Inc.	37,678	4,276,076
Huntsman Corp.	110,380	1,945,999
Monsanto Co.	127,393	12,911,281
W.R. Grace & Co.(1)	32,983	2,368,180

		21,501,536

COMMERCIAL BANKS — 1.3%
SunTrust Banks, Inc.	193,890	5,500,659
Wells Fargo & Co.	120,058	4,181,620

		9,682,279

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	133,792	4,044,532

COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	313,678	6,452,356
Harris Corp.	40,938	1,891,336
Palo Alto Networks, Inc.(1)	36,731	2,033,428
QUALCOMM, Inc.	142,303	9,396,267
Research In Motion Ltd.(1)	135,108	1,753,702

Riverbed Technology, Inc.(1)	230,603	4,473,698

		26,000,787

COMPUTERS AND PERIPHERALS — 7.8%
Apple, Inc.	86,346	39,314,197
EMC Corp.(1)	462,122	11,372,823
NetApp, Inc.(1)	213,316	7,679,376

		58,366,396

DISTRIBUTORS — 0.3%
LKQ Corp.(1)	109,437	2,450,294

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	164,671	7,181,302

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	49,866	4,447,548

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Avnet, Inc.(1)	59,995	2,121,423
Trimble Navigation Ltd.(1)	53,508	3,344,250

		5,465,673

ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	15,639	1,996,162
Oceaneering International, Inc.	107,879	6,819,032
Schlumberger Ltd.	136,663	10,666,547

		19,481,741

FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	77,679	7,949,669
Wal-Mart Stores, Inc.	186,711	13,060,434
Whole Foods Market, Inc.	45,368	4,366,670

		25,376,773

FOOD PRODUCTS — 1.9%
Annie's, Inc.(1)	31,982	1,146,875
Hershey Co. (The)	24,569	1,952,007
Kraft Foods Group, Inc.	97,970	4,528,173
Mead Johnson Nutrition Co.	82,355	6,258,980

		13,886,035

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
CareFusion Corp.(1)	63,548	1,972,530
Cooper Cos., Inc. (The)	19,103	1,936,089
Covidien plc	44,156	2,752,685
DENTSPLY International, Inc.	40,761	1,702,179
IDEXX Laboratories, Inc.(1)	14,185	1,350,554
ResMed, Inc.	36,831	1,613,198

		11,327,235

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
AmerisourceBergen Corp.	141,028	6,398,440
Express Scripts Holding Co.(1)	115,495	6,169,743

		12,568,183

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Marriott International, Inc. Class A	162,656	6,502,987
McDonald's Corp.	121,780	11,604,416
Starbucks Corp.	110,584	6,205,974

		24,313,377

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc.(1)	43,734	4,445,998
PulteGroup, Inc.(1)	144,293	2,992,637

		7,438,635

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	31,122	1,798,540
Colgate-Palmolive Co.	100,988	10,843,082

		12,641,622

INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	96,684	5,794,272

INSURANCE — 0.9%
Travelers Cos., Inc. (The)	88,143	6,915,700

INTERNET AND CATALOG RETAIL — 2.2%
Amazon.com, Inc.(1)	43,355	11,510,753
Expedia, Inc.	68,773	4,487,438

		15,998,191

INTERNET SOFTWARE AND SERVICES — 4.0%
eBay, Inc.(1)	220,025	12,305,998
Google, Inc., Class A(1)	23,253	17,572,060

		29,878,058

IT SERVICES — 4.0%
International Business Machines Corp.	80,422	16,331,295
MasterCard, Inc., Class A	25,337	13,134,701

		29,465,996

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Waters Corp.(1)	40,698	3,726,716

MACHINERY — 2.4%
Caterpillar, Inc.	39,087	3,845,770
Deere & Co.	19,980	1,879,319
Flowserve Corp.	16,585	2,600,031
Illinois Tool Works, Inc.	54,927	3,451,063
Lincoln Electric Holdings, Inc.	37,080	1,999,724
Parker-Hannifin Corp.	47,181	4,386,418

		18,162,325

MEDIA — 4.0%
CBS Corp., Class B	108,197	4,513,979
Comcast Corp., Class A	320,161	12,191,731
Scripps Networks Interactive, Inc. Class A	78,470	4,847,092
Viacom, Inc., Class B	136,166	8,217,618

		29,770,420

METALS AND MINING — 0.7%
Coeur d'Alene Mines Corp.(1)	69,447	1,507,000

Nucor Corp.	81,233	3,737,530

		5,244,530

MULTI-UTILITIES — 0.3%
DTE Energy Co.	37,310	2,362,096

MULTILINE RETAIL — 0.4%
Macy's, Inc.	82,731	3,268,702

OIL, GAS AND CONSUMABLE FUELS — 2.0%
EOG Resources, Inc.	56,640	7,078,867
Noble Energy, Inc.	55,429	5,974,692
Occidental Petroleum Corp.	22,843	2,016,352

		15,069,911

PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	65,406	3,985,188

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	268,120	9,837,323
Allergan, Inc.	59,271	6,224,048
Bristol-Myers Squibb Co.	199,490	7,209,568
Eli Lilly & Co.	128,679	6,908,775
Johnson & Johnson	126,503	9,351,102
Zoetis, Inc.(1)	12,539	326,014

		39,856,830

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
American Campus Communities, Inc.	65,225	3,037,528
Simon Property Group, Inc.	50,308	8,058,336

		11,095,864

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	149,431	3,224,721

ROAD AND RAIL — 1.7%
Union Pacific Corp.	94,488	12,421,392

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Linear Technology Corp.	161,999	5,932,404
Teradyne, Inc.(1)	292,652	4,729,256
Xilinx, Inc.	107,174	3,910,779

		14,572,439

SOFTWARE — 7.3%
Cadence Design Systems, Inc.(1)	279,151	3,888,574
CommVault Systems, Inc.(1)	27,204	2,087,363
Microsoft Corp.	489,325	13,441,758
NetSuite, Inc.(1)	27,771	1,950,357
Oracle Corp.	549,583	19,515,692
Salesforce.com, Inc.(1)	24,617	4,237,324
Splunk, Inc.(1)	65,140	2,147,014
Symantec Corp.(1)	318,220	6,927,650

		54,195,732

SPECIALTY RETAIL — 3.6%
Chico's FAS, Inc.	113,360	2,032,545
Foot Locker, Inc.	62,117	2,133,719
GNC Holdings, Inc. Class A	137,888	4,955,695

Home Depot, Inc. (The)	83,651	5,597,925
Lowe's Cos., Inc.	214,897	8,206,916
Urban Outfitters, Inc.(1)	97,579	4,175,405

		27,102,205

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Crown Castle International Corp.(1)	60,890	4,293,963
SBA Communications Corp., Class A(1)	97,686	6,804,807

		11,098,770

TOTAL COMMON STOCKS (Cost $599,180,339)		732,207,648

EXCHANGE-TRADED FUNDS — 0.9%

iShares Russell 1000 Growth Index Fund (Cost $6,257,086)	94,872	6,475,963

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $2,085,698), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $2,042,788)		2,042,782
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $2,084,661), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $2,042,787)		2,042,782
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $694,541), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $680,931)		680,930

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,766,494)		4,766,494

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $610,203,919)		743,450,105

OTHER ASSETS AND LIABILITIES†		366,799

TOTAL NET ASSETS — 100.0%		$743,816,904

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	732,207,648	—	—
Exchange-Traded Funds	6,475,963	—	—
Temporary Cash Investments	—	4,766,494	—

Total Value of Investment Securities	738,683,611	4,766,494	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$619,072,462
Gross tax appreciation of investments	$126,856,481
Gross tax depreciation of investments	(2,478,838)
Net tax appreciation (depreciation) of investments	$124,377,643

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

January 31, 2013

NT Vista - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%

AEROSPACE AND DEFENSE — 1.8%
B/E Aerospace, Inc.(1)	47,500	2,445,775
TransDigm Group, Inc.	28,400	3,846,496

		6,292,271

AUTO COMPONENTS — 1.7%
BorgWarner, Inc.(1)	30,785	2,283,631
Delphi Automotive plc(1)	92,900	3,591,514

		5,875,145

AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	62,000	3,250,040

BEVERAGES — 1.0%
Beam, Inc.	28,400	1,742,056
Dr Pepper Snapple Group, Inc.	40,200	1,811,814

		3,553,870

BIOTECHNOLOGY — 3.5%
Alexion Pharmaceuticals, Inc.(1)	58,265	5,476,327
Grifols SA(1)	67,500	2,295,872
Onyx Pharmaceuticals, Inc.(1)	16,200	1,255,824
Regeneron Pharmaceuticals, Inc.(1)	18,300	3,183,102

		12,211,125

BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.(1)	99,700	3,264,178

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(1)	40,500	5,829,165
KKR & Co. LP	112,900	1,905,752
Raymond James Financial, Inc.	11,700	522,171

		8,257,088

CHEMICALS — 5.6%
Airgas, Inc.	30,300	2,885,772
Celanese Corp.	61,600	2,887,808
Cytec Industries, Inc.	33,000	2,418,900
Eastman Chemical Co.	65,700	4,674,555
FMC Corp.	69,000	4,241,430
Sherwin-Williams Co. (The)	14,500	2,351,030

		19,459,495

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	43,000	4,057,050

COMMUNICATIONS EQUIPMENT — 0.5%
Palo Alto Networks, Inc.(1)	30,473	1,686,985

COMPUTERS AND PERIPHERALS — 0.7%
NetApp, Inc.(1)	64,200	2,311,200

CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	34,100	1,732,621

Quanta Services, Inc.(1)	173,300	5,020,501

		6,753,122

CONSTRUCTION MATERIALS — 1.5%
Eagle Materials, Inc.	29,500	1,910,715
Martin Marietta Materials, Inc.	19,500	1,925,235
Texas Industries, Inc.(1)	27,600	1,568,784

		5,404,734

CONSUMER FINANCE — 1.0%
Discover Financial Services	91,000	3,493,490

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	30,800	1,771,616

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
tw telecom, inc., Class A(1)	85,600	2,365,128

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	49,500	2,029,005

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.5%
Trimble Navigation Ltd.(1)	83,100	5,193,750

ENERGY EQUIPMENT AND SERVICES — 2.1%
Atwood Oceanics, Inc.(1)	41,400	2,184,678
National Oilwell Varco, Inc.	23,700	1,757,118
Oceaneering International, Inc.	47,500	3,002,475
Patterson-UTI Energy, Inc.	17,200	349,848

		7,294,119

FOOD AND STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	22,000	2,251,480
Whole Foods Market, Inc.	82,000	7,892,500

		10,143,980

FOOD PRODUCTS — 1.6%
Hain Celestial Group, Inc. (The)(1)	36,500	2,080,135
Mead Johnson Nutrition Co.	46,500	3,534,000

		5,614,135

GAS UTILITIES — 0.7%
ONEOK, Inc.	50,500	2,374,005

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cooper Cos., Inc. (The)	23,000	2,331,050
Edwards Lifesciences Corp.(1)	18,500	1,663,705
IDEXX Laboratories, Inc.(1)	28,800	2,742,048
Mettler-Toledo International, Inc.(1)	11,700	2,486,601

		9,223,404

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Catamaran Corp.(1)	163,400	8,478,826
Express Scripts Holding Co.(1)	44,400	2,371,848

		10,850,674

HEALTH CARE TECHNOLOGY — 1.1%
Cerner Corp.(1)	45,000	3,714,750

HOTELS, RESTAURANTS AND LEISURE — 1.9%
Dunkin' Brands Group, Inc.	50,200	1,832,802
Norwegian Cruise Line Holdings Ltd.(1)	19,541	515,296
Panera Bread Co., Class A(1)	10,500	1,678,005
Royal Caribbean Cruises Ltd.	69,700	2,523,140

		6,549,243

HOUSEHOLD DURABLES — 2.0%
Lennar Corp., Class A	65,300	2,712,562
Mohawk Industries, Inc.(1)	5,200	528,632
Toll Brothers, Inc.(1)	103,600	3,879,820

		7,121,014

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	64,500	3,727,455

INSURANCE — 0.5%
Cincinnati Financial Corp.	42,200	1,790,968

INTERNET AND CATALOG RETAIL — 1.6%
Expedia, Inc.	37,200	2,427,300
priceline.com, Inc.(1)	4,500	3,084,615

		5,511,915

INTERNET SOFTWARE AND SERVICES — 2.6%
Equinix, Inc.(1)	9,400	2,025,042
LinkedIn Corp., Class A(1)	23,300	2,884,307
Rackspace Hosting, Inc.(1)	55,900	4,212,065

		9,121,414

IT SERVICES — 4.4%
Alliance Data Systems Corp.(1)	54,900	8,652,240
Cognizant Technology Solutions Corp., Class A(1)	27,200	2,126,496
Teradata Corp.(1)	70,000	4,666,200

		15,444,936

MACHINERY — 2.5%
Chart Industries, Inc.(1)	24,900	1,648,131
Joy Global, Inc.	25,900	1,636,103
Trinity Industries, Inc.	52,000	2,064,400
Valmont Industries, Inc.	24,300	3,540,996

		8,889,630

MEDIA — 3.3%
CBS Corp., Class B	41,200	1,718,864
Discovery Communications, Inc. Class A(1)	39,000	2,705,820
Liberty Global, Inc. Class A(1)	40,800	2,786,232
Scripps Networks Interactive, Inc. Class A	28,700	1,772,799
Sirius XM Radio, Inc.	759,700	2,385,458

		11,369,173

METALS AND MINING — 0.5%
Carpenter Technology Corp.	33,200	1,737,356

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Cabot Oil & Gas Corp.	91,100	4,808,258
Concho Resources, Inc.(1)	28,700	2,618,014
Kodiak Oil & Gas Corp.(1)	198,800	1,828,960

Oasis Petroleum, Inc.(1)	31,500	1,130,220
Peabody Energy Corp.	44,800	1,126,720

		11,512,172

PHARMACEUTICALS — 2.3%
ACTAVIS, Inc.(1)	42,200	3,645,658
Perrigo Co.	45,300	4,553,103

		8,198,761

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Digital Realty Trust, Inc.	33,045	2,244,086
Ventas, Inc.	33,700	2,233,973

		4,478,059

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.0%
CBRE Group, Inc.(1)	147,200	3,176,576
Realogy Holdings Corp.(1)	10,904	488,172

		3,664,748

ROAD AND RAIL — 4.2%
Canadian Pacific Railway Ltd.	40,800	4,713,624
Genesee & Wyoming, Inc. Class A(1)	28,635	2,421,948
Kansas City Southern	79,600	7,411,556

		14,547,128

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	225,600	3,087,828
Avago Technologies Ltd.	60,400	2,160,508
NXP Semiconductor NV(1)	63,200	1,895,368
Xilinx, Inc.	92,200	3,364,378

		10,508,082

SOFTWARE — 3.6%
Citrix Systems, Inc.(1)	58,900	4,309,124
CommVault Systems, Inc.(1)	30,300	2,324,919
NetSuite, Inc.(1)	60,200	4,227,846
Splunk, Inc.(1)	55,709	1,836,169

		12,698,058

SPECIALTY RETAIL — 9.0%
DSW, Inc., Class A	50,300	3,366,579
Gap, Inc. (The)	10,400	339,872
GNC Holdings, Inc. Class A	81,879	2,942,732
Lumber Liquidators Holdings, Inc.(1)	29,300	1,733,974
PetSmart, Inc.	89,510	5,854,849
Ross Stores, Inc.	54,800	3,271,560
Sally Beauty Holdings, Inc.(1)	69,200	1,836,568
Tractor Supply Co.	59,300	6,147,631
Ulta Salon Cosmetics & Fragrance, Inc.	43,200	4,225,824
Urban Outfitters, Inc.(1)	40,500	1,732,995

		31,452,584

TEXTILES, APPAREL AND LUXURY GOODS — 3.2%
Michael Kors Holdings Ltd.(1)	67,760	3,803,369
PVH Corp.	35,500	4,219,885
Under Armour, Inc. Class A(1)	31,300	1,592,231

VF Corp.	11,500	1,697,170

		11,312,655

TRADING COMPANIES AND DISTRIBUTORS — 1.9%
Fastenal Co.	50,700	2,518,776
United Rentals, Inc.(1)	81,900	4,145,778

		6,664,554

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
SBA Communications Corp., Class A(1)	109,002	7,593,079

TOTAL COMMON STOCKS (Cost $261,500,425)		340,337,343

TEMPORARY CASH INVESTMENTS — 2.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $3,868,891), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $3,789,297)		3,789,285
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $3,866,969), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $3,789,293)		3,789,285
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,288,347), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $1,263,102)		1,263,100

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,841,670)		8,841,670

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $270,342,095)		349,179,013

OTHER ASSETS AND LIABILITIES — 0.1%		260,604

TOTAL NET ASSETS — 100.0%		$349,439,617

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,262,081	EUR for USD	UBS AG	2/28/13	1,713,893	(13,845)
1,663,518	GBP for USD	Credit Suisse AG	2/28/13	2,637,983	(22,600)

				4,351,876	(36,445)
(Value on Settlement Date $4,315,431)

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	318,133,204	—	—
Foreign Common Stocks	16,820,439	5,383,700	—
Temporary Cash Investments	—	8,841,670	—

Total Value of Investment Securities	334,953,643	14,225,370	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(36,445)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$272,662,761
Gross tax appreciation of investments	$78,056,427
Gross tax depreciation of investments	(1,540,175)
Net tax appreciation (depreciation) of investments	$76,516,252

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2013

Select - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%

AEROSPACE AND DEFENSE — 2.6%
General Dynamics Corp.	368,700	24,444,810
Rockwell Collins, Inc.	460,000	27,084,800

		51,529,610

AIR FREIGHT AND LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	476,000	37,742,040

BEVERAGES — 1.9%
Diageo plc	1,309,695	38,988,600

BIOTECHNOLOGY — 5.5%
Biogen Idec, Inc.(1)	251,900	39,316,552
Gilead Sciences, Inc.(1)	1,422,400	56,113,680
Vertex Pharmaceuticals, Inc.(1)	325,100	14,557,978

		109,988,210

CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	279,800	38,299,024

CHEMICALS — 4.1%
Monsanto Co.	548,000	55,539,800
Potash Corp. of Saskatchewan, Inc.	606,900	25,793,250

		81,333,050

COMMUNICATIONS EQUIPMENT — 2.3%
QUALCOMM, Inc.	685,600	45,270,168

COMPUTERS AND PERIPHERALS — 9.5%
Apple, Inc.	316,600	144,151,146
EMC Corp.(1)	1,880,700	46,284,027

		190,435,173

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Hong Kong Exchanges and Clearing Ltd.	541,608	10,272,911
JPMorgan Chase & Co.	418,900	19,709,245

		29,982,156

ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	589,900	33,771,775

ENERGY EQUIPMENT AND SERVICES — 2.9%
Diamond Offshore Drilling, Inc.	143,800	10,797,942
National Oilwell Varco, Inc.	192,900	14,301,606
Schlumberger Ltd.	428,300	33,428,815

		58,528,363

FOOD AND STAPLES RETAILING — 3.1%
Costco Wholesale Corp.	511,500	52,346,910
PriceSmart, Inc.	125,600	9,672,456

		62,019,366

FOOD PRODUCTS — 2.1%
Boulder Brands, Inc.(1)	451,300	6,060,959
Hershey Co. (The)	77,600	6,165,320

Mead Johnson Nutrition Co.	390,600	29,685,600

		41,911,879

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Intuitive Surgical, Inc.(1)	43,400	24,928,092

HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Express Scripts Holding Co.(1)	559,200	29,872,464
UnitedHealth Group, Inc.	781,200	43,130,052

		73,002,516

HOTELS, RESTAURANTS AND LEISURE — 2.4%
McDonald's Corp.	325,000	30,969,250
Panera Bread Co., Class A(1)	108,900	17,403,309

		48,372,559

INSURANCE — 1.4%
Travelers Cos., Inc. (The)	348,200	27,319,772

INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	138,400	36,745,200
Expedia, Inc.	254,000	16,573,500

		53,318,700

INTERNET SOFTWARE AND SERVICES — 6.6%
Baidu, Inc. ADR(1)	150,100	16,255,830
Facebook, Inc. Class A(1)	615,500	19,062,035
Google, Inc., Class A(1)	128,500	97,106,165

		132,424,030

IT SERVICES — 4.6%
MasterCard, Inc., Class A	86,700	44,945,280
Teradata Corp.(1)	691,300	46,082,058

		91,027,338

LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Hasbro, Inc.	312,700	11,685,599

MACHINERY — 5.4%
Graco, Inc.	328,800	18,807,360
Middleby Corp.(1)	72,000	10,177,920
Nordson Corp.	234,200	15,836,604
Parker-Hannifin Corp.	411,700	38,275,749
Xylem, Inc.	913,500	25,514,055

		108,611,688

MEDIA — 2.3%
Walt Disney Co. (The)	839,100	45,210,708

MULTILINE RETAIL — 0.8%
Nordstrom, Inc.	291,800	16,116,114

OIL, GAS AND CONSUMABLE FUELS — 3.0%
Exxon Mobil Corp.	333,700	30,022,989
Occidental Petroleum Corp.	333,800	29,464,526

		59,487,515

PERSONAL PRODUCTS — 2.1%
Estee Lauder Cos., Inc. (The), Class A	697,500	42,498,675

PHARMACEUTICALS — 3.4%
Allergan, Inc.	343,200	36,039,432
Bristol-Myers Squibb Co.	850,800	30,747,912
Zoetis, Inc.(1)	33,577	873,002

		67,660,346

PROFESSIONAL SERVICES — 1.1%
IHS, Inc. Class A(1)	123,200	12,677,280
Verisk Analytics, Inc. Class A(1)	175,300	9,669,548

		22,346,828

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
American Tower Corp.	374,200	28,495,330

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom Corp., Class A	902,600	29,289,370
Linear Technology Corp.	838,600	30,709,532

		59,998,902

SOFTWARE — 2.3%
Microsoft Corp.	292,000	8,021,240
Oracle Corp.	1,076,200	38,215,862

		46,237,102

SPECIALTY RETAIL — 5.7%
AutoZone, Inc.(1)	65,000	24,030,500
Home Depot, Inc. (The)	141,000	9,435,720
Limited Brands, Inc.	672,900	32,312,658
TJX Cos., Inc. (The)	1,076,800	48,649,824

		114,428,702

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Coach, Inc.	472,900	24,117,900
Tumi Holdings, Inc.(1)	270,600	6,085,794

		30,203,694

TOBACCO — 2.2%
Philip Morris International, Inc.	504,800	44,503,168

TOTAL COMMON STOCKS (Cost $1,246,933,734)		1,967,676,792

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $13,185,058), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $12,913,801)		12,913,762
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $13,178,508), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $12,913,791)		12,913,762
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,390,646), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $4,304,595)		4,304,587
SSgA U.S. Government Money Market Fund	795,253	795,253

TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,927,364)		30,927,364

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,277,861,098)	1,998,604,156

OTHER ASSETS AND LIABILITIES — 0.1%	2,356,167

TOTAL NET ASSETS — 100.0%	$2,000,960,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

20,761,940	GBP for USD	Credit Suisse AG	2/28/13	32,923,989	(282,067)
(Value on Settlement Date $32,641,922)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	1,918,415,281	49,261,511	—
Temporary Cash Investments	795,253	30,132,111	—

Total Value of Investment Securities	1,919,210,534	79,393,622	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(282,067)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,281,131,800
Gross tax appreciation of investments	$720,503,465
Gross tax depreciation of investments	(3,031,109)
Net tax appreciation (depreciation) of investments	$717,472,356

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

January 31, 2013

Small Cap Growth - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 0.9%
Triumph Group, Inc.	46,439	3,267,912

AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	190,282	2,222,494

AUTOMOBILES — 1.2%
Thor Industries, Inc.	41,823	1,759,912
Winnebago Industries, Inc.(1)	147,593	2,762,941

		4,522,853

BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,883	685,280

BIOTECHNOLOGY — 6.2%
Acorda Therapeutics, Inc.(1)	30,406	878,125
Affymax, Inc.(1)	26,538	499,180
Alkermes plc(1)	78,033	1,798,661
Alnylam Pharmaceuticals, Inc.(1)	35,122	847,494
Arena Pharmaceuticals, Inc.(1)	133,588	1,127,483
Cepheid, Inc.(1)	42,753	1,548,514
Cubist Pharmaceuticals, Inc.(1)	41,804	1,799,244
Dendreon Corp.(1)	120,693	709,675
Exact Sciences Corp.(1)	52,851	582,418
Exelixis, Inc.(1)	140,845	656,338
Genomic Health, Inc.(1)	14,450	405,322
Halozyme Therapeutics, Inc.(1)	72,059	482,075
ImmunoGen, Inc.(1)	51,276	734,272
InterMune, Inc.(1)	36,816	362,637
Ironwood Pharmaceuticals, Inc.(1)	55,982	717,689
Isis Pharmaceuticals, Inc.(1)	75,937	1,103,365
Keryx Biopharmaceuticals, Inc.(1)	60,523	549,549
Neurocrine Biosciences, Inc.(1)	59,949	543,138
NPS Pharmaceuticals, Inc.(1)	47,285	417,999
Opko Health, Inc.(1)	100,250	643,605
PDL BioPharma, Inc.	89,399	615,065
Pharmacyclics, Inc.(1)	34,690	2,405,058
Rigel Pharmaceuticals, Inc.(1)	46,041	302,029
Seattle Genetics, Inc.(1)	60,858	1,792,268
Theravance, Inc.(1)	42,179	938,483

		22,459,686

BUILDING PRODUCTS — 2.9%
American Woodmark Corp.(1)	51,469	1,431,353
Apogee Enterprises, Inc.	110,548	2,702,899
Builders FirstSource, Inc.(1)	492,460	3,087,724
Fortune Brands Home & Security, Inc.(1)	69,694	2,281,782
Patrick Industries, Inc.(1)	55,179	908,246

		10,412,004

CAPITAL MARKETS — 0.5%
Triangle Capital Corp.	67,378	1,835,377

CHEMICALS — 1.1%
Flotek Industries, Inc.(1)	52,006	700,001
H.B. Fuller Co.	47,180	1,843,795
Rentech Nitrogen Partners LP	31,930	1,541,580

		4,085,376

COMMERCIAL BANKS — 3.7%
Banco Latinoamericano de Comercio Exterior SA E Shares	48,073	1,115,294
Cathay General Bancorp.	102,158	1,982,887
City National Corp.	19,445	1,029,807
First Financial Bankshares, Inc.	36,126	1,483,333
Home Bancshares, Inc.	68,607	2,382,035
Pinnacle Financial Partners, Inc.(1)	72,780	1,562,587
Signature Bank(1)	22,668	1,675,845
Texas Capital Bancshares, Inc.(1)	55,600	2,301,840

		13,533,628

COMMERCIAL SERVICES AND SUPPLIES — 2.5%
Deluxe Corp.	86,940	3,198,523
G&K Services, Inc., Class A	65,362	2,617,094
HNI Corp.	29,381	927,558
Team, Inc.(1)	21,219	929,604
US Ecology, Inc.	58,280	1,384,733

		9,057,512

COMMUNICATIONS EQUIPMENT — 2.3%
Aruba Networks, Inc.(1)	117,926	2,717,015
InterDigital, Inc.	30,352	1,316,973
Ixia(1)	112,532	2,136,983
Netgear, Inc.(1)	13,212	463,873
Procera Networks, Inc.(1)	49,420	831,739
Telular Corp.	86,186	955,803

		8,422,386

COMPUTERS AND PERIPHERALS — 0.4%
Electronics for Imaging, Inc.(1)	32,931	744,899
Silicon Graphics International Corp.(1)	60,988	886,766

		1,631,665

CONSTRUCTION AND ENGINEERING — 0.8%
MasTec, Inc.(1)	102,120	2,889,996

CONSTRUCTION MATERIALS — 1.9%
Eagle Materials, Inc.	60,941	3,947,149
Headwaters, Inc.(1)	318,768	2,983,668

		6,930,817

CONTAINERS AND PACKAGING — 0.2%
Packaging Corp. of America	21,890	841,233

DISTRIBUTORS — 0.6%
Pool Corp.	44,266	2,028,268

DIVERSIFIED CONSUMER SERVICES — 0.4%
Grand Canyon Education, Inc.(1)	64,740	1,544,696

DIVERSIFIED FINANCIAL SERVICES — 0.2%
MarketAxess Holdings, Inc.	18,599	703,228

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc.(1)	187,883	1,243,786
Premiere Global Services, Inc.(1)	61,000	571,570

		1,815,356

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	17,638	1,213,494
Franklin Electric Co., Inc.	22,022	1,464,903
Generac Holdings, Inc.	19,864	738,544

		3,416,941

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
Cognex Corp.	44,465	1,763,482
IPG Photonics Corp.	10,486	686,623
Littelfuse, Inc.	27,309	1,748,049
OSI Systems, Inc.(1)	27,837	1,516,003

		5,714,157

ENERGY EQUIPMENT AND SERVICES — 2.2%
Bristow Group, Inc.	12,916	735,954
Dril-Quip, Inc.(1)	41,748	3,385,345
Hornbeck Offshore Services, Inc.(1)	49,945	1,838,476
Matrix Service Co.(1)	68,483	977,937
McDermott International, Inc.(1)	44,458	541,054
RigNet, Inc.(1)	26,905	576,305

		8,055,071

FOOD AND STAPLES RETAILING — 1.0%
Andersons, Inc. (The)	44,097	2,079,173
United Natural Foods, Inc.(1)	26,755	1,444,235

		3,523,408

FOOD PRODUCTS — 1.4%
Hain Celestial Group, Inc. (The)(1)	29,031	1,654,476
J&J Snack Foods Corp.	24,839	1,692,778
Post Holdings, Inc.(1)	45,522	1,729,381

		5,076,635

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Abaxis, Inc.	17,779	688,403
Align Technology, Inc.(1)	47,631	1,493,708
Analogic Corp.	8,925	679,996
Arthrocare Corp.(1)	17,916	652,680
Conceptus, Inc.(1)	27,360	565,257
Cyberonics, Inc.(1)	19,755	856,577
DexCom, Inc.(1)	48,716	741,945
Haemonetics Corp.(1)	34,870	1,462,448
HeartWare International, Inc.(1)	10,677	964,987
ICU Medical, Inc.(1)	9,845	595,130
Insulet Corp.(1)	35,371	816,009
Integra LifeSciences Holdings Corp.(1)	11,038	465,252
MAKO Surgical Corp.(1)	31,083	360,252
Masimo Corp.	38,299	777,470
Meridian Bioscience, Inc.	33,994	712,174

Neogen Corp.(1)	17,884	831,427
NxStage Medical, Inc.(1)	46,527	544,366
OraSure Technologies, Inc.(1)	56,247	396,541
Orthofix International NV(1)	13,084	499,155
STERIS Corp.	29,909	1,128,466
Volcano Corp.(1)	39,119	979,540
West Pharmaceutical Services, Inc.	15,948	944,281

		17,156,064

HEALTH CARE PROVIDERS AND SERVICES — 4.0%
Accretive Health, Inc.(1)	46,810	604,317
Air Methods Corp.	26,327	1,151,016
Bio-Reference Labs, Inc.(1)	21,915	608,580
Centene Corp.(1)	34,791	1,501,580
Chemed Corp.	13,612	1,028,387
Emeritus Corp.(1)	25,488	690,215
HealthSouth Corp.(1)	54,558	1,301,754
HMS Holdings Corp.(1)	57,177	1,558,645
IPC The Hospitalist Co., Inc.(1)	13,585	579,264
Landauer, Inc.	8,606	542,092
MWI Veterinary Supply, Inc.(1)	8,910	1,000,682
Owens & Minor, Inc.	37,870	1,159,201
PSS World Medical, Inc.(1)	36,739	1,062,859
Team Health Holdings, Inc.(1)	22,860	774,268
WellCare Health Plans, Inc.(1)	15,978	810,244

		14,373,104

HEALTH CARE TECHNOLOGY — 1.0%
athenahealth, Inc.(1)	23,748	2,053,490
Computer Programs & Systems, Inc.	10,197	536,464
HealthStream, Inc.(1)	17,431	431,940
Quality Systems, Inc.	32,769	597,707

		3,619,601

HOTELS, RESTAURANTS AND LEISURE — 2.3%
AFC Enterprises, Inc.(1)	63,862	1,855,830
Cedar Fair LP	69,831	2,620,059
Papa John's International, Inc.(1)	38,613	2,166,189
Six Flags Entertainment Corp.	29,575	1,861,451

		8,503,529

HOUSEHOLD DURABLES — 3.3%
Libbey, Inc.(1)	48,739	915,318
M.D.C. Holdings, Inc.	84,017	3,303,549
M/I Homes, Inc.(1)	181,264	4,937,631
Standard Pacific Corp.(1)	348,289	2,890,799

		12,047,297

INDUSTRIAL CONGLOMERATES — 0.5%
Raven Industries, Inc.	62,324	1,678,385

INSURANCE — 0.6%
Amtrust Financial Services, Inc.	23,129	768,808
ProAssurance Corp.	27,886	1,255,985

		2,024,793

INTERNET AND CATALOG RETAIL — 0.8%
HSN, Inc.	46,864	2,793,094

INTERNET SOFTWARE AND SERVICES — 3.8%
Angie's List, Inc.(1)	75,074	942,179
Blucora, Inc.(1)	109,251	1,623,470
CoStar Group, Inc.(1)	27,094	2,540,875
Market Leader, Inc.(1)	105,484	799,569
NIC, Inc.	39,974	651,576
OpenTable, Inc.(1)	27,242	1,435,381
Perficient, Inc.(1)	65,561	784,110
Rackspace Hosting, Inc.(1)	7,170	540,259
SPS Commerce, Inc.(1)	10,377	403,769
Stamps.com, Inc.(1)	19,897	537,020
ValueClick, Inc.(1)	80,911	1,656,248
Web.com Group, Inc.(1)	108,179	1,752,500

		13,666,956

IT SERVICES — 2.5%
Computer Task Group, Inc.(1)	42,276	809,162
FleetCor Technologies, Inc.(1)	29,983	1,794,183
Heartland Payment Systems, Inc.	92,755	2,945,899
MAXIMUS, Inc.	24,271	1,664,262
WEX, Inc.(1)	21,870	1,719,201

		8,932,707

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	21,245	1,850,227

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Luminex Corp.(1)	35,121	645,524
PAREXEL International Corp.(1)	41,170	1,393,605
Sequenom, Inc.(1)	89,820	372,753

		2,411,882

MACHINERY — 5.0%
CLARCOR, Inc.	22,391	1,129,850
ITT Corp.	68,169	1,750,580
John Bean Technologies Corp.	43,887	820,248
L.B. Foster Co., Class A	18,208	788,588
Lindsay Corp.	36,646	3,409,544
Middleby Corp.(1)	30,225	4,272,606
Mueller Water Products, Inc. Class A	213,918	1,264,255
Standex International Corp.	22,988	1,302,270
Titan International, Inc.	101,264	2,459,703
Trinity Industries, Inc.	27,397	1,087,661

		18,285,305

MEDIA — 0.7%
ReachLocal, Inc.(1)	49,196	645,451
Regal Entertainment Group Class A	116,090	1,733,224

		2,378,675

MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	18,240	1,539,638

OIL, GAS AND CONSUMABLE FUELS — 4.0%
Gulfport Energy Corp.(1)	96,189	3,969,720
Kodiak Oil & Gas Corp.(1)	160,423	1,475,892
Rosetta Resources, Inc.(1)	64,697	3,430,235
Stone Energy Corp.(1)	33,228	747,630
Tesoro Logistics LP	16,769	737,836
Vaalco Energy, Inc.(1)	67,819	575,783
W&T Offshore, Inc.	32,605	573,848
Western Refining, Inc.	85,421	2,872,708

		14,383,652

PAPER AND FOREST PRODUCTS — 1.4%
KapStone Paper and Packaging Corp.	96,006	2,304,144
Louisiana-Pacific Corp.(1)	80,382	1,561,822
Neenah Paper, Inc.	41,861	1,295,180

		5,161,146

PHARMACEUTICALS — 2.0%
Auxilium Pharmaceuticals, Inc.(1)	35,599	655,022
Impax Laboratories, Inc.(1)	46,550	938,448
Jazz Pharmaceuticals plc(1)	27,834	1,569,559
Medicines Co. (The)(1)	38,230	1,142,312
Nektar Therapeutics(1)	64,739	554,813
Optimer Pharmaceuticals, Inc.(1)	43,571	404,339
Questcor Pharmaceuticals, Inc.	37,937	966,635
VIVUS, Inc.(1)	69,769	844,903

		7,076,031

PROFESSIONAL SERVICES — 1.7%
Barrett Business Services, Inc.	35,513	1,429,043
Exponent, Inc.(1)	10,993	537,448
Huron Consulting Group, Inc.(1)	39,475	1,346,097
On Assignment, Inc.(1)	112,591	2,752,850

		6,065,438

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Brandywine Realty Trust	75,466	960,682
CBL & Associates Properties, Inc.	67,560	1,451,864
National Retail Properties, Inc.	57,106	1,828,534
Omega Healthcare Investors, Inc.	105,023	2,684,388
PennyMac Mortgage Investment Trust	50,340	1,339,044
Sovran Self Storage, Inc.	34,255	2,234,796
Weingarten Realty Investors	31,865	918,987

		11,418,295

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Cirrus Logic, Inc.(1)	56,458	1,593,809
Photronics, Inc.(1)	188,693	1,130,271
Power Integrations, Inc.	26,229	980,965
Rudolph Technologies, Inc.(1)	67,933	916,416
Semtech Corp.(1)	59,202	1,785,532
Skyworks Solutions, Inc.(1)	115,387	2,762,365
Ultratech, Inc.(1)	65,655	2,674,128

		11,843,486

SOFTWARE — 4.3%
Aspen Technology, Inc.(1)	93,699	2,867,189
Bottomline Technologies (de), Inc.(1)	32,589	947,688
BroadSoft, Inc.(1)	23,241	789,497
CommVault Systems, Inc.(1)	17,919	1,374,925
Guidance Software, Inc.(1)	97,137	1,238,497
Monotype Imaging Holdings, Inc.	19,658	355,417
NetScout Systems, Inc.(1)	77,947	2,028,960
PROS Holdings, Inc.(1)	47,117	1,039,401
SolarWinds, Inc.(1)	27,323	1,486,918
Synchronoss Technologies, Inc.(1)	17,519	417,127
TeleCommunication Systems, Inc. Class A(1)	244,415	552,378
Tyler Technologies, Inc.(1)	19,010	1,027,491
Ultimate Software Group, Inc.(1)	16,167	1,641,597

		15,767,085

SPECIALTY RETAIL — 5.3%
Aaron's, Inc.	30,846	914,584
ANN, Inc.(1)	24,438	753,668
Ascena Retail Group, Inc.(1)	25,567	433,361
Cabela's, Inc.(1)	22,935	1,183,905
Conn's, Inc.(1)	35,792	1,017,924
DSW, Inc., Class A	16,315	1,091,963
Francesca's Holdings Corp.(1)	16,411	466,072
Group 1 Automotive, Inc.	18,561	1,257,322
Haverty Furniture Cos., Inc.	30,510	549,180
Lithia Motors, Inc., Class A	162,418	7,027,827
Penske Automotive Group, Inc.	55,636	1,831,537
Select Comfort Corp.(1)	16,444	362,097
Tractor Supply Co.	23,319	2,417,481

		19,306,921

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Carter's, Inc.(1)	20,898	1,258,687
G-III Apparel Group Ltd.(1)	44,463	1,595,777
Iconix Brand Group, Inc.(1)	89,586	2,154,543
Movado Group, Inc.	39,130	1,430,593

		6,439,600

THRIFTS AND MORTGAGE FINANCE — 0.7%
Rockville Financial, Inc.	55,421	713,822
ViewPoint Financial Group, Inc.	79,145	1,673,917

		2,387,739

TRADING COMPANIES AND DISTRIBUTORS — 4.7%
Applied Industrial Technologies, Inc.	27,337	1,201,734
Beacon Roofing Supply, Inc.(1)	76,661	2,770,529
DXP Enterprises, Inc.(1)	42,173	2,399,644
H&E Equipment Services, Inc.	110,586	2,132,098
Titan Machinery, Inc.(1)	75,305	2,177,068
United Rentals, Inc.(1)	97,728	4,946,991

Watsco, Inc.	18,729	1,411,230

		17,039,294

TOTAL COMMON STOCKS (Cost $259,646,171)		352,825,923

TEMPORARY CASH INVESTMENTS — 2.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $4,015,936), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $3,933,316)		3,933,304
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $4,013,941), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $3,933,313)		3,933,304
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,337,313), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $1,311,104)		1,311,101
SSgA U.S. Government Money Market Fund	9	9

TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,177,718)		9,177,718

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $268,823,889)		362,003,641

OTHER ASSETS AND LIABILITIES — 0.2%		548,746

TOTAL NET ASSETS — 100.0%		$362,552,387

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	352,825,923	—	—
Temporary Cash Investments	9	9,177,709	—

Total Value of Investment Securities	352,825,932	9,177,709	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,913,094
Gross tax appreciation of investments	$95,291,825
Gross tax depreciation of investments	(4,201,278)
Net tax appreciation (depreciation) of investments	$91,090,547

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2013

Ultra - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 1.0%
General Dynamics Corp.	958,000	63,515,400

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.(1)	447,000	33,158,460

AUTOMOBILES — 0.4%
Tesla Motors, Inc.(1)	607,000	22,768,570

BEVERAGES — 1.4%
Coca-Cola Co. (The)	2,430,000	90,493,200

BIOTECHNOLOGY — 5.4%
Alexion Pharmaceuticals, Inc.(1)	544,000	51,130,560
Celgene Corp.(1)	1,113,000	110,142,480
Gilead Sciences, Inc.(1)	4,844,000	191,095,800

		352,368,840

CAPITAL MARKETS — 1.6%
Franklin Resources, Inc.	236,000	32,303,680
T. Rowe Price Group, Inc.	994,000	71,021,300

		103,324,980

CHEMICALS — 4.6%
Ecolab, Inc.	1,034,167	74,873,691
Monsanto Co.	1,550,000	157,092,500
Potash Corp. of Saskatchewan, Inc.	1,562,000	66,385,000

		298,351,191

COMMUNICATIONS EQUIPMENT — 2.6%
Palo Alto Networks, Inc.(1)	19,106	1,057,708
QUALCOMM, Inc.	2,538,000	167,584,140

		168,641,848

COMPUTERS AND PERIPHERALS — 9.1%
Apple, Inc.	1,085,000	494,011,350
EMC Corp.(1)	3,843,000	94,576,230

		588,587,580

CONSUMER FINANCE — 0.8%
American Express Co.	910,000	53,517,100

DIVERSIFIED FINANCIAL SERVICES — 0.9%
JPMorgan Chase & Co.	1,282,000	60,318,100

ELECTRICAL EQUIPMENT — 2.9%
Eaton Corp. plc	1,376,999	78,420,093
Emerson Electric Co.	1,957,000	112,038,250

		190,458,343

ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	315,000	40,206,600
Schlumberger Ltd.	1,673,000	130,577,650

		170,784,250

FOOD AND STAPLES RETAILING — 4.5%
Costco Wholesale Corp.	1,446,000	147,983,640
Wal-Mart Stores, Inc.	1,234,000	86,318,300
Whole Foods Market, Inc.	612,000	58,905,000

		293,206,940

FOOD PRODUCTS — 2.2%
Hershey Co. (The)	210,000	16,684,500
Mead Johnson Nutrition Co.	731,000	55,556,000
Nestle SA	974,000	68,390,308

		140,630,808

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
HeartWare International, Inc.(1)	137,000	12,382,060
Intuitive Surgical, Inc.(1)	213,000	122,342,940
St. Jude Medical, Inc.	745,000	30,321,500
Varian Medical Systems, Inc.(1)	684,000	48,324,600

		213,371,100

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
Express Scripts Holding Co.(1)	2,643,000	141,189,060
UnitedHealth Group, Inc.	1,849,000	102,083,290

		243,272,350

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.(1)	402,000	33,185,100

HOTELS, RESTAURANTS AND LEISURE — 3.8%
McDonald's Corp.	1,110,000	105,771,900
Starbucks Corp.	2,554,000	143,330,480

		249,102,380

HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	966,000	103,719,420

INSURANCE — 1.2%
MetLife, Inc.	2,047,000	76,434,980

INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	654,000	173,637,000

INTERNET SOFTWARE AND SERVICES — 8.9%
Baidu, Inc. ADR(1)	395,000	42,778,500
Facebook, Inc. Class A(1)	2,495,000	77,270,150
Google, Inc., Class A(1)	429,000	324,191,010
LinkedIn Corp., Class A(1)	686,000	84,919,940
Tencent Holdings Ltd.	1,337,000	46,788,277

		575,947,877

IT SERVICES — 2.8%
MasterCard, Inc., Class A	247,000	128,044,800
Teradata Corp.(1)	783,000	52,194,780

		180,239,580

MACHINERY — 6.6%
Cummins, Inc.	710,000	81,529,300
Donaldson Co., Inc.	1,026,000	38,587,860
Joy Global, Inc.	1,659,000	104,799,030

Parker-Hannifin Corp.	1,062,000	98,734,140
WABCO Holdings, Inc.(1)	940,000	58,900,400
Wabtec Corp.	525,000	49,150,500

		431,701,230

MEDIA — 1.1%
Time Warner, Inc.	1,421,000	71,788,920

OIL, GAS AND CONSUMABLE FUELS — 3.3%
EOG Resources, Inc.	331,000	41,368,380
Exxon Mobil Corp.	1,005,000	90,419,850
Occidental Petroleum Corp.	925,000	81,649,750

		213,437,980

PERSONAL PRODUCTS — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,788,000	108,942,840

PHARMACEUTICALS†
Zoetis, Inc.(1)	109,083	2,836,158

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Altera Corp.	1,827,000	61,058,340
Linear Technology Corp.	1,822,000	66,721,640

		127,779,980

SOFTWARE — 4.9%
Microsoft Corp.	835,000	22,937,450
NetSuite, Inc.(1)	416,000	29,215,680
Oracle Corp.	3,680,000	130,676,800
Salesforce.com, Inc.(1)	433,000	74,532,290
VMware, Inc., Class A(1)	583,000	44,587,840
Workday, Inc.(1)	296,000	15,812,320

		317,762,380

SPECIALTY RETAIL — 3.8%
O'Reilly Automotive, Inc.(1)	685,000	63,465,250
Tiffany & Co.	1,020,000	67,065,000
TJX Cos., Inc. (The)	2,616,000	118,190,880

		248,721,130

TEXTILES, APPAREL AND LUXURY GOODS — 3.6%
Burberry Group plc	1,729,000	37,211,574
Lululemon Athletica, Inc.(1)	1,019,000	70,311,000
NIKE, Inc., Class B	1,688,000	91,236,400
Under Armour, Inc. Class A(1)	675,000	34,337,250

		233,096,224

TOBACCO — 2.5%
Philip Morris International, Inc.	1,871,000	164,947,360

TOTAL COMMON STOCKS (Cost $3,558,353,380)		6,400,049,599

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $41,815,509), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $40,955,236)		40,955,111

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $41,794,735), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $40,955,202)		40,955,111
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $13,924,632), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $13,651,731)		13,651,704
SSgA U.S. Government Money Market Fund	747,088	747,088

TOTAL TEMPORARY CASH INVESTMENTS (Cost $96,309,014)		96,309,014

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,654,662,394)		6,496,358,613

OTHER ASSETS AND LIABILITIES†		(2,821,881)

TOTAL NET ASSETS — 100.0%		$6,493,536,732

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

52,654,440	CHF for USD	Credit Suisse AG	2/28/13	57,873,015	(1,163,261)
20,119,509	GBP for USD	Credit Suisse AG	2/28/13	31,905,231	(273,339)

				89,778,246	(1,436,600)
(Value on Settlement Date $88,341,646)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	6,068,184,940	—	—
Foreign Common Stocks	179,474,500	152,390,159	—
Temporary Cash Investments	747,088	95,561,926	—

Total Value of Investment Securities	6,248,406,528	247,952,085	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(1,436,600)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,701,117,884
Gross tax appreciation of investments	$2,801,998,185
Gross tax depreciation of investments	(6,757,456)
Net tax appreciation (depreciation) of investments	$2,795,240,729

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

January 31, 2013

Veedot - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 5.1%
Boeing Co. (The)	10,167	751,036
General Dynamics Corp.	11,087	735,068
Lockheed Martin Corp.	10,877	944,885
Northrop Grumman Corp.	9,551	621,197
Raytheon Co.	11,369	598,919

		3,651,105

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	809,234

BIOTECHNOLOGY — 1.0%
Amgen, Inc.	8,364	714,788

BUILDING PRODUCTS — 0.4%
Fortune Brands Home & Security, Inc.(1)	8,667	283,758

CAPITAL MARKETS — 4.4%
Apollo Global Management LLC	45,362	1,010,212
BlackRock, Inc.	3,022	714,038
FXCM, Inc., Class A	56,934	682,638
Stifel Financial Corp.(1)	15,206	560,341
T. Rowe Price Group, Inc.	2,186	156,190

		3,123,419

CHEMICALS — 1.7%
Monsanto Co.	6,947	704,078
Sherwin-Williams Co. (The)	3,221	522,253

		1,226,331

COMMERCIAL BANKS — 1.0%
Bank of Hawaii Corp.	7,710	370,774
F.N.B. Corp.	30,653	355,268

		726,042

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Stericycle, Inc.(1)	7,808	736,685
Waste Management, Inc.	20,162	733,493

		1,470,178

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	37,682	775,119

COMPUTERS AND PERIPHERALS — 3.6%
Apple, Inc.	1,618	736,691
Dell, Inc.	78,574	1,040,320
Hewlett-Packard Co.	46,666	770,456

		2,547,467

CONSUMER FINANCE — 0.6%
Portfolio Recovery Associates, Inc.(1)	4,216	450,901

DIVERSIFIED CONSUMER SERVICES — 0.5%
Ascent Capital Group, Inc. Class A(1)	5,865	373,659

DIVERSIFIED FINANCIAL SERVICES — 1.0%
IntercontinentalExchange, Inc.(1)	5,325	738,844

ELECTRIC UTILITIES — 1.5%
NextEra Energy, Inc.	9,750	702,488
Southern Co.	7,884	348,709

		1,051,197

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.0%
Corning, Inc.	39,116	469,392
SYNNEX Corp.(1)	22,947	824,945
TE Connectivity Ltd.	22,565	877,327

		2,171,664

ENERGY EQUIPMENT AND SERVICES — 0.4%
Ensco plc Class A	4,042	256,950

FOOD AND STAPLES RETAILING — 6.0%
CVS Caremark Corp.	18,263	935,065
Fresh Market, Inc. (The)(1)	10,782	527,132
Kroger Co. (The)	27,421	759,562
Wal-Mart Stores, Inc.	15,699	1,098,145
Walgreen Co.	24,000	959,040

		4,278,944

FOOD PRODUCTS — 3.9%
Campbell Soup Co.	20,672	758,869
General Mills, Inc.	20,489	859,309
Green Mountain Coffee Roasters, Inc.(1)	12,067	549,411
Kellogg Co.	10,403	608,575

		2,776,164

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Becton, Dickinson and Co.	9,653	811,238

HEALTH CARE PROVIDERS AND SERVICES — 7.8%
Amsurg Corp.(1)	25,725	802,877
Cardinal Health, Inc.	20,758	909,408
CIGNA Corp.	13,785	804,217
Magellan Health Services, Inc.(1)	8,509	436,512
McKesson Corp.	9,951	1,047,144
UnitedHealth Group, Inc.	14,130	780,117
WellPoint, Inc.	12,125	785,942

		5,566,217

HOTELS, RESTAURANTS AND LEISURE — 1.1%
McDonald's Corp.	8,144	776,042

HOUSEHOLD DURABLES — 1.3%
PulteGroup, Inc.(1)	43,524	902,688

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.6%
NRG Energy, Inc.	19,290	462,960

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	6,897	693,493

INSURANCE — 4.4%
ACE Ltd.	9,242	788,620
Alleghany Corp.(1)	1,493	538,361
CNO Financial Group, Inc.	74,413	764,222
Marsh & McLennan Cos., Inc.	19,953	707,932
MetLife, Inc.	9,124	340,690

		3,139,825

INTERNET SOFTWARE AND SERVICES — 1.2%
Demand Media, Inc.(1)	25,403	214,655
Rackspace Hosting, Inc.(1)	8,657	652,305

		866,960

IT SERVICES — 4.5%
Automatic Data Processing, Inc.	4,192	248,544
CACI International, Inc., Class A(1)	12,205	654,554
Computer Sciences Corp.	7,674	320,773
International Business Machines Corp.	2,489	505,441
NeuStar, Inc., Class A(1)	17,654	796,902
Visa, Inc., Class A	4,495	709,805

		3,236,019

MACHINERY — 3.0%
Caterpillar, Inc.	8,221	808,864
Colfax Corp.(1)	17,029	759,664
ITT Corp.	6,065	155,749
Stanley Black & Decker, Inc.	4,953	380,539

		2,104,816

MEDIA — 3.1%
Gannett Co., Inc.	41,188	808,520
Time Warner Cable, Inc.	5,474	489,047
Viacom, Inc., Class B	15,630	943,271

		2,240,838

METALS AND MINING — 0.8%
Newmont Mining Corp.	5,875	252,390
Royal Gold, Inc.	3,966	296,141

		548,531

MULTI-UTILITIES — 2.1%
Consolidated Edison, Inc.	12,158	691,547
Dominion Resources, Inc.	14,358	776,912

		1,468,459

MULTILINE RETAIL — 1.2%
Macy's, Inc.	3,540	139,865
Target Corp.	11,968	722,987

		862,852

OFFICE ELECTRONICS — 0.7%
Canon, Inc. ADR	14,551	532,130

OIL, GAS AND CONSUMABLE FUELS — 10.9%
Cabot Oil & Gas Corp.	13,639	719,866
Chevron Corp.	7,594	874,449
Cloud Peak Energy, Inc.(1)	29,495	516,458

Devon Energy Corp.	11,384	651,051
EOG Resources, Inc.	5,711	713,761
Exxon Mobil Corp.	9,588	862,632
Kinder Morgan Energy Partners LP	2,904	258,166
Occidental Petroleum Corp.	8,570	756,474
Plains All American Pipeline LP	20,032	1,055,686
SandRidge Energy, Inc.(1)	64,220	454,678
Valero Energy Corp.	21,282	930,662

		7,793,883

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A	6,253	264,877

PHARMACEUTICALS — 2.4%
AbbVie, Inc.	14,360	526,868
Johnson & Johnson	6,648	491,420
Novo Nordisk A/S ADR	3,727	687,073

		1,705,361

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
BioMed Realty Trust, Inc.	31,634	643,752
DuPont Fabros Technology, Inc.	11,580	273,751
Essex Property Trust, Inc.	4,972	764,594

		1,682,097

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	68,010	878,009
Intel Corp.	33,927	713,824
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,714	828,707

		2,420,540

SOFTWARE — 1.0%
Microsoft Corp.	26,764	735,207

SPECIALTY RETAIL — 1.2%
Gap, Inc. (The)	19,230	628,437
Ulta Salon Cosmetics & Fragrance, Inc.	2,471	241,713

		870,150

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Lululemon Athletica, Inc.(1)	7,792	537,648

THRIFTS AND MORTGAGE FINANCE — 2.1%
MGIC Investment Corp.(1)	132,824	369,251
Ocwen Financial Corp.(1)	28,044	1,092,875

		1,462,126

TOBACCO — 0.7%
Lorillard, Inc.	11,919	465,675

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
China Mobile Ltd. ADR	13,381	731,941
SBA Communications Corp., Class A(1)	5,726	398,873

		1,130,814

TOTAL COMMON STOCKS (Cost $65,495,198)		70,707,210

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $267,945), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $262,432)	262,431
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $267,812), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $262,433)	262,432
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $89,226), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $87,477)	87,477

TOTAL TEMPORARY CASH INVESTMENTS (Cost $612,340)	612,340

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $66,107,538)	71,319,550

OTHER ASSETS AND LIABILITIES†	(28,854)

TOTAL NET ASSETS — 100.0%	$71,290,696

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	70,707,210	—	—
Temporary Cash Investments	—	612,340	—

Total Value of Investment Securities	70,707,210	612,340	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,404,137
Gross tax appreciation of investments	$5,876,062
Gross tax depreciation of investments	(960,649)
Net tax appreciation (depreciation) of investments	$4,915,413

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

January 31, 2013

Vista - Schedule of Investments
JANUARY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%

AEROSPACE AND DEFENSE — 1.8%
B/E Aerospace, Inc.(1)	191,000	9,834,590
TransDigm Group, Inc.	114,000	15,440,160

		25,274,750

AUTO COMPONENTS — 1.7%
BorgWarner, Inc.(1)	123,000	9,124,140
Delphi Automotive plc(1)	372,000	14,381,520

		23,505,660

AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	248,000	13,000,160

BEVERAGES — 1.0%
Beam, Inc.	114,000	6,992,760
Dr Pepper Snapple Group, Inc.	161,000	7,256,270

		14,249,030

BIOTECHNOLOGY — 3.5%
Alexion Pharmaceuticals, Inc.(1)	233,000	21,899,670
Grifols SA(1)	271,000	9,217,499
Onyx Pharmaceuticals, Inc.(1)	65,000	5,038,800
Regeneron Pharmaceuticals, Inc.(1)	73,000	12,697,620

		48,853,589

BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.(1)	399,000	13,063,260

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.(1)	162,000	23,316,660
KKR & Co. LP	452,000	7,629,760
Raymond James Financial, Inc.	47,000	2,097,610

		33,044,030

CHEMICALS — 5.5%
Airgas, Inc.	121,000	11,524,040
Celanese Corp.	248,000	11,626,240
Cytec Industries, Inc.	133,000	9,748,900
Eastman Chemical Co.	263,000	18,712,450
FMC Corp.	276,000	16,965,720
Sherwin-Williams Co. (The)	58,000	9,404,120

		77,981,470

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	172,000	16,228,200

COMMUNICATIONS EQUIPMENT — 0.5%
Palo Alto Networks, Inc.(1)	122,000	6,753,920

COMPUTERS AND PERIPHERALS — 0.7%
NetApp, Inc.(1)	258,000	9,288,000

CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	137,000	6,960,970

Quanta Services, Inc.(1)	694,000	20,105,180

		27,066,150

CONSTRUCTION MATERIALS — 1.5%
Eagle Materials, Inc.	118,000	7,642,860
Martin Marietta Materials, Inc.	78,000	7,700,940
Texas Industries, Inc.(1)	111,000	6,309,240

		21,653,040

CONSUMER FINANCE — 1.0%
Discover Financial Services	366,000	14,050,740

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	123,000	7,074,960

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
tw telecom, inc., Class A(1)	343,000	9,477,090

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	198,000	8,116,020

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.5%
Trimble Navigation Ltd.(1)	333,000	20,812,500

ENERGY EQUIPMENT AND SERVICES — 2.1%
Atwood Oceanics, Inc.(1)	166,000	8,759,820
National Oilwell Varco, Inc.	95,000	7,043,300
Oceaneering International, Inc.	191,000	12,073,110
Patterson-UTI Energy, Inc.	69,000	1,403,460

		29,279,690

FOOD AND STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	88,000	9,005,920
Whole Foods Market, Inc.	328,000	31,570,000

		40,575,920

FOOD PRODUCTS — 1.6%
Hain Celestial Group, Inc. (The)(1)	146,000	8,320,540
Mead Johnson Nutrition Co.	186,000	14,136,000

		22,456,540

GAS UTILITIES — 0.7%
ONEOK, Inc.	202,000	9,496,020

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cooper Cos., Inc. (The)	92,000	9,324,200
Edwards Lifesciences Corp.(1)	74,000	6,654,820
IDEXX Laboratories, Inc.(1)	115,000	10,949,150
Mettler-Toledo International, Inc.(1)	47,000	9,988,910

		36,917,080

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Catamaran Corp.(1)	654,000	33,936,060
Express Scripts Holding Co.(1)	178,000	9,508,760

		43,444,820

HEALTH CARE TECHNOLOGY — 1.1%
Cerner Corp.(1)	180,000	14,859,000

HOTELS, RESTAURANTS AND LEISURE — 1.9%
Dunkin' Brands Group, Inc.	201,000	7,338,510
Norwegian Cruise Line Holdings Ltd.(1)	79,301	2,091,167
Panera Bread Co., Class A(1)	42,000	6,712,020
Royal Caribbean Cruises Ltd.	279,000	10,099,800

		26,241,497

HOUSEHOLD DURABLES — 2.0%
Lennar Corp., Class A	261,000	10,841,940
Mohawk Industries, Inc.(1)	21,000	2,134,860
Toll Brothers, Inc.(1)	415,000	15,541,750

		28,518,550

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	258,000	14,909,820

INSURANCE — 0.5%
Cincinnati Financial Corp.	169,000	7,172,360

INTERNET AND CATALOG RETAIL — 1.6%
Expedia, Inc.	149,000	9,722,250
priceline.com, Inc.(1)	18,000	12,338,460

		22,060,710

INTERNET SOFTWARE AND SERVICES — 2.6%
Equinix, Inc.(1)	38,000	8,186,340
LinkedIn Corp., Class A(1)	93,000	11,512,470
Rackspace Hosting, Inc.(1)	225,000	16,953,750

		36,652,560

IT SERVICES — 4.4%
Alliance Data Systems Corp.(1)	221,000	34,829,600
Cognizant Technology Solutions Corp., Class A(1)	109,000	8,521,620
Teradata Corp.(1)	280,000	18,664,800

		62,016,020

MACHINERY — 2.5%
Chart Industries, Inc.(1)	100,000	6,619,000
Joy Global, Inc.	104,000	6,569,680
Trinity Industries, Inc.	208,000	8,257,600
Valmont Industries, Inc.	97,000	14,134,840

		35,581,120

MEDIA — 3.2%
CBS Corp., Class B	165,000	6,883,800
Discovery Communications, Inc. Class A(1)	157,000	10,892,660
Liberty Global, Inc. Class A(1)	164,000	11,199,560
Scripps Networks Interactive, Inc. Class A	115,000	7,103,550
Sirius XM Radio, Inc.	3,042,000	9,551,880

		45,631,450

METALS AND MINING — 0.5%
Carpenter Technology Corp.	134,000	7,012,220

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Cabot Oil & Gas Corp.	367,000	19,370,260
Concho Resources, Inc.(1)	115,000	10,490,300
Kodiak Oil & Gas Corp.(1)	796,000	7,323,200

Oasis Petroleum, Inc.(1)	126,000	4,520,880
Peabody Energy Corp.	180,000	4,527,000

		46,231,640

PHARMACEUTICALS — 2.3%
ACTAVIS, Inc.(1)	169,000	14,599,910
Perrigo Co.	182,000	18,292,820

		32,892,730

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Digital Realty Trust, Inc.	133,000	9,032,030
Ventas, Inc.	135,000	8,949,150

		17,981,180

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.0%
CBRE Group, Inc.(1)	589,000	12,710,620
Realogy Holdings Corp.(1)	43,587	1,951,390

		14,662,010

ROAD AND RAIL — 4.2%
Canadian Pacific Railway Ltd.	164,000	18,946,920
Genesee & Wyoming, Inc. Class A(1)	115,000	9,726,700
Kansas City Southern	320,000	29,795,200

		58,468,820

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	903,000	12,359,524
Avago Technologies Ltd.	242,000	8,656,340
NXP Semiconductor NV(1)	253,000	7,587,470
Xilinx, Inc.	369,000	13,464,810

		42,068,144

SOFTWARE — 3.6%
Citrix Systems, Inc.(1)	237,000	17,338,920
CommVault Systems, Inc.(1)	122,000	9,361,060
NetSuite, Inc.(1)	241,000	16,925,430
Splunk, Inc.(1)	223,000	7,350,080

		50,975,490

SPECIALTY RETAIL — 8.9%
DSW, Inc., Class A	201,000	13,452,930
Gap, Inc. (The)	42,000	1,372,560
GNC Holdings, Inc. Class A	328,000	11,788,320
Lumber Liquidators Holdings, Inc.(1)	117,000	6,924,060
PetSmart, Inc.	358,000	23,416,780
Ross Stores, Inc.	219,000	13,074,300
Sally Beauty Holdings, Inc.(1)	277,000	7,351,580
Tractor Supply Co.	237,000	24,569,790
Ulta Salon Cosmetics & Fragrance, Inc.	173,000	16,922,860
Urban Outfitters, Inc.(1)	163,000	6,974,770

		125,847,950

TEXTILES, APPAREL AND LUXURY GOODS — 3.2%
Michael Kors Holdings Ltd.(1)	271,000	15,211,230
PVH Corp.	142,000	16,879,540
Under Armour, Inc. Class A(1)	125,000	6,358,750

VF Corp.	46,000	6,788,680

		45,238,200

TOBACCO — 0.5%
Lorillard, Inc.	177,000	6,915,390

TRADING COMPANIES AND DISTRIBUTORS — 1.9%
Fastenal Co.	203,000	10,085,040
United Rentals, Inc.(1)	328,000	16,603,360

		26,688,400

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
SBA Communications Corp., Class A(1)	436,000	30,371,760

TOTAL COMMON STOCKS (Cost $993,121,667)		1,370,659,660

TEMPORARY CASH INVESTMENTS — 2.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.625%, 3/15/15 - 8/31/17, valued at $13,162,811), in a joint trading account at 0.11%, dated 1/31/13, due 2/1/13 (Delivery value $12,892,011)		12,891,972
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125% - 4.375%, 5/15/41 - 2/15/42, valued at $13,156,271), in a joint trading account at 0.08%, dated 1/31/13, due 2/1/13 (Delivery value $12,892,001)		12,891,972
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,383,237), in a joint trading account at 0.07%, dated 1/31/13, due 2/1/13 (Delivery value $4,297,332)		4,297,324
SSgA U.S. Government Money Market Fund	18	18

TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,081,286)		30,081,286

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,023,202,953)		1,400,740,946

OTHER ASSETS AND LIABILITIES — 0.3%		4,749,506

TOTAL NET ASSETS — 100.0%		$1,405,490,452

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

5,067,023	EUR for USD	UBS AG	2/28/13	6,880,963	(55,582)
6,658,496	GBP for USD	Credit Suisse AG	2/28/13	10,558,949	(90,461)

				17,439,912	(146,043)
(Value on Settlement Date $17,293,869)

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	1,281,651,217	—	—
Foreign Common Stocks	67,431,420	21,577,023	—
Temporary Cash Investments	18	30,081,268	—

Total Value of Investment Securities	1,349,082,655	51,658,291	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(146,043)	—

3. Federal Tax Information

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,024,447,162
Gross tax appreciation of investments	$385,188,998
Gross tax depreciation of investments	(8,895,214)
Net tax appreciation (depreciation) of investments	$376,293,784

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2013